UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/10

MFB-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	58.6%
High Yield Corporates	27.0%
Emerging Markets Bonds	6.6%
Commercial Mortgage-Backed Securities	4.8%
Collateralized Debt Obligations	1.2%
Floating Rate Loans	0.4%
Asset-Backed Securities	0.2%
Mortgage-Backed Securities	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	2.5%
AA	5.9%
A	14.5%
BBB	48.0%
BB	24.3%
B	3.4%
CCC (o)	0.0%
C (o)	0.0%
U.S. Agency (NR)	0.1%
Other Fixed Income (NR)	0.2%
Cash & Other	1.1%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	8.2 yrs.

(a)

The rating categories include debt securities, fixed-income structured products, and securities underlying credit default swaps where these have long-term public ratings. The credit default swap itself is not rated. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed-income securities and collateralized mortgage obligations of U.S.

2

Portfolio Composition – continued

Agency mortgage-backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2010 through October 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.85%	$1,000.00	$1,066.49	$4.43
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
B	Actual	1.60%	$1,000.00	$1,061.86	$8.32
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
C	Actual	1.60%	$1,000.00	$1,062.70	$8.32
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
I	Actual	0.60%	$1,000.00	$1,067.00	$3.13
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R1	Actual	1.60%	$1,000.00	$1,062.68	$8.32
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
R2	Actual	1.10%	$1,000.00	$1,065.18	$5.73
	Hypothetical (h)	1.10%	$1,000.00	$1,019.66	$5.60
R3	Actual	0.85%	$1,000.00	$1,066.50	$4.43
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
R4	Actual	0.60%	$1,000.00	$1,067.77	$3.13
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.2%
BE Aerospace, Inc., 8.5%, 2018	$6,830,000	$7,649,600
Bombardier, Inc., 7.75%, 2020 (n)	7,685,000	8,530,350

		$16,179,950
Airlines - 1.2%
American Airlines Pass-Through Trust, 6.817%, 2012	$6,831,000	$6,950,543
Continental Airlines, Inc., 7.25%, 2019	2,155,000	2,392,050
Delta Air Lines, Inc., 7.57%, 2010	6,955,000	6,989,776

		$16,332,369
Asset-Backed & Securitized - 6.1%
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019 (z)	$3,258,914	$2,444,185
ARCap REIT, Inc., CDO, “G”, 6.076%, 2045 (z)	2,150,000	225,750
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.855%, 2040 (z)	2,218,632	991,728
BlackRock Capital Finance LP, 7.75%, 2026 (n)	477,702	64,346
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,069,941	1,085,990
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,469,596	8,469,596
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,046,981	1,106,883
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	4,017,436
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,666,228
Commercial Mortgage Acceptance Corp., FRN, 1.731%, 2030 (i)	9,989,196	467,813
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	2,990,290	3,137,635
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	3,595,398
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,519,435	2,393,463
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,486,221	2,574,585
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	1,325,937	1,127,046
Falcon Franchise Loan LLC, FRN, 3.272%, 2025 (i)(z)	11,958,373	948,299
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,693,879	1,775,144
GMAC LLC, FRN, 6.02%, 2033 (z)	4,140,000	4,275,581
GMAC LLC, FRN, 7.643%, 2034 (n)	3,212,000	3,063,331
Greenwich Capital Commercial Funding Corp., FRN, 5.883%, 2038	2,125,000	2,133,878

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	$7,161,947	$7,498,198
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.38%, 2042 (n)	4,734,928	1,926,701
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,467,768	1,557,929
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	9,792,112	10,439,676
KKR Financial CLO Ltd., “C”, FRN, 1.826%, 2021 (n)	3,651,630	2,884,788
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.881%, 2030 (i)	9,567,307	232,051
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,561,000	444,049
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	3,070,000	3,191,180
Morgan Stanley Capital I, Inc., FRN, 1.148%, 2030 (i)(n)	18,264,855	455,248
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	2,468,718	2,468,705
Prudential Securities Secured Financing Corp., FRN, 7.285%, 2013 (z)	3,468,000	3,506,605
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,303,402	2,069,606

		$83,239,051
Broadcasting - 2.3%
CBS Corp., 8.875%, 2019	$4,240,000	$5,493,352
CBS Corp., 5.75%, 2020	1,010,000	1,119,411
CBS Corp., 5.9%, 2040	2,543,000	2,463,046
Inmarsat Finance PLC, 7.375%, 2017 (n)	6,896,000	7,378,720
NBC Universal, Inc., 5.95%, 2041 (n)	5,281,000	5,393,311
News America, Inc., 8.5%, 2025	4,931,000	6,161,985
WPP Finance, 8%, 2014	2,744,000	3,268,656

		$31,278,481
Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$5,138,000	$5,477,175

Building - 1.4%
Mohawk Industries, Inc., 6.875%, 2016	$11,332,000	$12,111,075
Owens Corning, Inc., 6.5%, 2016	5,936,000	6,455,038

		$18,566,113
Cable TV - 3.7%
Cablevision Systems Corp., 8%, 2020	$5,895,000	$6,521,344
Cox Communications, Inc., 4.625%, 2013	6,087,000	6,576,127

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Cox Communications, Inc., 6.25%, 2018 (n)	$1,735,000	$2,003,810
DIRECTV Holdings LLC, 7.625%, 2016	10,380,000	11,625,600
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,770,186
Myriad International Holdings B.V., 6.375%, 2017 (n)	4,300,000	4,521,450
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,909,201
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	8,004,022
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,605,973
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,190,666

		$50,728,379
Chemicals - 2.6%
Ashland, Inc., 9.125%, 2017	$8,963,000	$10,329,858
Dow Chemical Co., 8.55%, 2019	8,354,000	10,729,351
Dow Chemical Co., 9.4%, 2039	2,072,000	2,935,817
Nalco Co., 8.25%, 2017	9,967,000	11,100,746

		$35,095,772
Computer Software - 0.8%
Seagate Technology HDD Holdings, 6.375%, 2011	$11,013,000	$11,315,858

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,210,313

Construction - 0.8%
D.R. Horton, Inc., 7.875%, 2011	$9,945,000	$10,342,800

Consumer Products - 1.7%
Hasbro, Inc., 6.35%, 2040	$7,446,000	$7,494,823
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,815,736
Newell Rubbermaid, Inc., 4.7%, 2020	4,091,000	4,252,836
Whirlpool Corp., 8%, 2012	5,627,000	6,140,194

		$22,703,589
Consumer Services - 0.4%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,855,800

Containers - 1.3%
Crown Americas LLC, 7.625%, 2017	$6,044,000	$6,587,960
Greif, Inc., 6.75%, 2017	5,864,000	6,113,220
Owens-Illinois, Inc., 7.375%, 2016	4,150,000	4,523,500

		$17,224,680

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$7,642,000	$8,912,383

Electronics - 1.4%
Flextronics International Ltd., 6.25%, 2014	$8,200,000	$8,353,750
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,860,250
Tyco Electronics Group S.A., 7.125%, 2037	6,818,000	8,043,829

		$19,257,829
Emerging Market Quasi-Sovereign - 3.2%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$2,560,000	$2,953,600
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (z)	1,855,000	1,838,416
Dubai Electricity & Water Authority, 6.375%, 2016 (z)	5,780,000	5,725,471
Dubai Electricity & Water Authority, 7.375%, 2020 (z)	1,655,000	1,627,648
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,311,033
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,061,000	2,558,216
Majapahit Holding B.V., 7.75%, 2020 (n)	3,549,000	4,347,525
Pemex Finance Ltd., 10.61%, 2017	1,500,000	2,027,160
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	4,670,000	4,887,795
Qtel International Finance Ltd., 3.375%, 2016 (z)	227,000	226,185
Qtel International Finance Ltd., 7.875%, 2019 (n)	626,000	769,059
Qtel International Finance Ltd., 7.875%, 2019	1,539,000	1,890,706
Qtel International Finance Ltd., 4.75%, 2021 (z)	1,991,000	1,971,074
VEB Finance Ltd., 6.902%, 2020 (n)	3,051,000	3,261,519
VTB Capital S.A., 6.465%, 2015 (n)	1,781,000	1,843,335
VTB Capital S.A., 6.551%, 2020 (z)	4,490,000	4,535,798

		$43,774,540
Energy - Independent - 3.9%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,502,347
Anadarko Petroleum Corp., 6.45%, 2036	4,296,000	4,274,163
Anadarko Petroleum Corp., 6.2%, 2040	3,600,000	3,458,891
Newfield Exploration Co., 6.625%, 2016	10,285,000	10,696,400
Nexen, Inc., 6.4%, 2037	1,924,000	2,102,289
Nexen, Inc., 7.5%, 2039	1,060,000	1,295,484
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,449,792
Pioneer Natural Resources Co., 7.5%, 2020	3,237,000	3,645,830
Southwestern Energy Co., 7.5%, 2018	10,149,000	11,671,350
Talisman Energy, Inc., 7.75%, 2019	1,930,000	2,497,636

		$52,594,182

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$4,127,000	$4,274,854
Hess Corp., 8.125%, 2019	1,452,000	1,915,197

		$6,190,051
Financial Institutions - 2.1%
CIT Group, Inc., 10.25%, 2017	$8,479,372	$8,744,352
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,762,445
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,355,984
GMAC, Inc., 7.25%, 2011	3,680,000	3,730,600
International Lease Finance Corp., 8.75%, 2017 (n)	555,000	631,313
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,543,100

		$28,767,794
Food & Beverages - 4.2%
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	$3,220,000	$3,774,700
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	4,630,000	5,987,312
Del Monte Foods Co., 7.5%, 2019	5,940,000	6,519,150
Kraft Foods, Inc., 6.125%, 2018	8,190,000	9,680,408
Kraft Foods, Inc., 6.5%, 2040	1,052,000	1,205,760
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,913,839
Tyson Foods, Inc., 7.35%, 2016	10,310,000	11,469,875
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,202,643

		$56,753,687
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,833,254
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,316,385

		$4,149,639
Forest & Paper Products - 0.6%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$6,000,000	$6,450,000
Georgia-Pacific Corp., 5.4%, 2020 (z)	2,164,000	2,185,640

		$8,635,640
Gaming & Lodging - 1.4%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,244,875
Wyndham Worldwide Corp., 6%, 2016	9,520,000	10,166,218

		$19,411,093
Insurance - 2.7%
Aflac, Inc., 6.45%, 2040	$6,236,000	$6,356,904
ING Groep N.V., 5.775% to 2015, FRN to 2049	4,906,000	4,525,785
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	3,010,230

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Principal Financial Group, Inc., 7.875%, 2014	$200,000	$236,400
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,764,137
Prudential Financial, Inc., 5.375%, 2020	2,540,000	2,761,999
Unum Group, 7.125%, 2016	4,500,000	5,194,350
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,898,134

		$36,747,939
Insurance - Health - 0.5%
Humana, Inc., 7.2%, 2018	$5,489,000	$6,378,986

Insurance - Property & Casualty - 2.0%
Aon Corp., 6.25%, 2040	$3,051,000	$3,071,814
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	5,927,672
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,852,481
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,886,248
CNA Financial Corp., 5.875%, 2020	6,010,000	6,148,110
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,376,225
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,006,080
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,698,056

		$26,966,686
Machinery & Tools - 0.9%
Case New Holland, Inc., 7.875%, 2017 (n)	$11,046,000	$12,343,905

Major Banks - 10.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,000,000	$1,415,000
Bank of America Corp., 3.7%, 2015	4,000,000	4,031,772
Bank of America Corp., 5.65%, 2018	4,060,000	4,273,085
Bank of America Corp., 5.49%, 2019	2,815,000	2,862,458
Bank of America Corp., 7.625%, 2019	2,800,000	3,277,845
Bank of America Corp., 8% to 2018, FRN to 2049	3,200,000	3,229,344
Barclays Bank PLC, 5.125%, 2020	2,000,000	2,166,602
BB&T Corp., 3.95%, 2016	2,500,000	2,670,263
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	4,332,250
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,660,426
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,483,123
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,324,894
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	10,163,295
Goldman Sachs Group, Inc., 5.375%, 2020	4,000,000	4,232,296
HSBC USA, Inc., 4.875%, 2020	7,140,000	7,418,317
JPMorgan Chase & Co., 6%, 2017	5,750,000	6,543,845
JPMorgan Chase Capital XXII, 6.45%, 2037	4,770,000	4,596,320

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase Capital XXVII, 7%, 2039	$1,239,000	$1,253,345
Macquarie Group Ltd., 6%, 2020 (n)	6,000,000	6,251,520
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,674,346
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,470,570
Morgan Stanley, 5.75%, 2016	5,924,000	6,471,253
Morgan Stanley, 6.625%, 2018	5,114,000	5,744,203
Morgan Stanley, 7.3%, 2019	3,930,000	4,532,693
PNC Funding Corp., 5.625%, 2017	7,355,000	8,061,021
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,668,930
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	7,045,522
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,160,000	3,268,439
Wachovia Corp., 6.605%, 2025	7,936,000	8,572,348
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,157,000	2,264,850

		$135,960,175
Medical & Health Technology & Services - 1.0%
Hospira, Inc., 6.05%, 2017	$5,884,000	$6,809,300
McKesson Corp., 5.7%, 2017	5,010,000	5,738,028
McKesson Corp., 7.5%, 2019	920,000	1,151,703

		$13,699,031
Metals & Mining - 5.6%
ArcelorMittal, 6.125%, 2018	$1,138,000	$1,244,579
ArcelorMittal, 5.25%, 2020	2,170,000	2,195,593
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	113,244
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	4,629,000	4,958,816
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	9,936,000	11,240,100
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	5,180,000	5,084,356
International Steel Group, Inc., 6.5%, 2014	6,119,000	6,805,772
Peabody Energy Corp., 5.875%, 2016	3,500,000	3,548,125
Peabody Energy Corp., 7.375%, 2016	8,530,000	9,660,225
Southern Copper Corp., 6.75%, 2040	8,946,000	9,611,627
Teck Resources Ltd., 10.25%, 2016	8,367,000	10,333,245
Teck Resources Ltd., 10.75%, 2019	3,892,000	4,972,030
Vale Overseas Ltd., 6.875%, 2039	5,595,000	6,419,798

		$76,187,510
Mortgage-Backed - 0.1%
Fannie Mae, 7.5%, 2030 - 2031	$481,014	$554,149
Fannie Mae, 6.5%, 2032	979,974	1,106,386

		$1,660,535

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 5.2%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,717,192
El Paso Pipeline Partners LP, 6.5%, 2020	5,580,000	6,086,385
Energy Transfer Partners LP, 8.5%, 2014	7,200,000	8,567,366
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,647,900
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,657,210
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,196,750
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,189,587
Enterprise Products Partners LP, FRN, 8.375%, 2066	2,791,000	2,944,505
Enterprise Products Partners LP, FRN, 7.034%, 2068	1,472,000	1,519,840
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,562,749
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,060,928
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,851,596
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,149,114
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,046,696
Rockies Express Pipeline, 5.625%, 2020 (n)	5,303,000	5,366,753
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,268,782

		$70,833,353
Network & Telecom - 2.3%
CenturyLink, Inc., 7.6%, 2039	$8,240,000	$8,241,739
Qwest Corp., 7.875%, 2011	6,990,000	7,365,713
Telemar Norte Leste S.A., 5.5%, 2020 (z)	1,451,000	1,460,069
Verizon New York, Inc., 6.875%, 2012	3,370,000	3,634,872
Windstream Corp., 8.625%, 2016	10,000,000	10,625,000

		$31,327,393
Oil Services - 0.7%
Pride International, Inc., 6.875%, 2020	$8,220,000	$9,309,150

Oils - 0.2%
LUKOIL International Finance B.V., 6.125%, 2020 (z)	$3,363,000	$3,332,094

Other Banks & Diversified Financials - 5.2%
American Express Centurion Bank, 5.55%, 2012	$3,943,000	$4,241,406
American Express Co., 8.125%, 2019	1,435,000	1,843,355
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	5,131,279
Banco Santander Chile, 2.875%, 2012 (n)	3,000,000	3,021,621
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (z)	8,500,000	8,548,867
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,878,849
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,786,650
Citigroup, Inc., 6.125%, 2018	5,765,000	6,428,667
Citigroup, Inc., 5.375%, 2020	4,200,000	4,420,370

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 8.125%, 2039	$2,480,000	$3,120,108
Discover Bank, 7%, 2020	8,164,000	9,010,525
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,600,031
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,318,000	1,465,464
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	2,384,044
UBS AG, 4.875%, 2020	1,830,000	1,962,022
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	3,432,125

		$71,275,383
Pharmaceuticals - 0.8%
Celgene Corp., 2.45%, 2015	$3,438,000	$3,455,537
Mylan Laboratories, Inc., 7.625%, 2017 (n)	6,784,000	7,462,400

		$10,917,937
Pollution Control - 0.8%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,688,863
Republic Services, Inc., 5.25%, 2021	1,500,000	1,663,941

		$10,352,804
Printing & Publishing - 0.3%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,106,705
Pearson PLC, 4%, 2016 (n)	2,500,000	2,652,645

		$4,759,350
Railroad & Shipping - 0.2%
CSX Corp., 7.375%, 2019	$560,000	$704,589
Kansas City Southern, 7.375%, 2014	2,170,000	2,267,650

		$2,972,239
Real Estate - 2.3%
HRPT Properties Trust, REIT, 6.25%, 2016	$6,245,000	$6,628,274
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	4,849,993
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,923,668
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,238,408
WEA Finance LLC, REIT, 6.75%, 2019 (n)	7,693,000	9,062,662

		$31,703,005
Retailers - 1.7%
Limited Brands, Inc., 7%, 2020	$5,120,000	$5,632,000
Macy’s, Inc., 6.625%, 2011	6,801,000	6,945,521
Staples, Inc., 7.75%, 2011	2,750,000	2,825,889

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Staples, Inc., 9.75%, 2014	$2,400,000	$2,972,796
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,668,048

		$23,044,254
Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$6,017,921

Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040 (z)	$3,416,000	$3,343,905

Supranational - 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)	$836,000	$923,780

Telecommunications - Wireless - 2.1%
American Tower Corp., 4.625%, 2015	$10,110,000	$10,892,170
Crown Castle International Corp., 7.75%, 2017 (n)	6,040,000	6,779,900
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,796,201
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,426,265
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	147,000	166,294
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,511,053
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,737,493
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,677,544

		$28,986,920
Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,236,215

Tobacco - 2.9%
Altria Group, Inc., 9.95%, 2038	$6,980,000	$10,055,416
BAT International Finance PLC, 9.5%, 2018 (n)	4,400,000	5,953,094
Lorillard Tobacco Co., 8.125%, 2019	11,036,000	12,750,917
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,818,238
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,286,470

		$39,864,135
Transportation - Services - 0.9%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,637,531
Erac USA Finance Co., 7%, 2037 (n)	10,118,000	11,200,768

		$12,838,299
Utilities - Electric Power - 5.0%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$4,390,000	$4,743,369
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,141,080

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
CMS Energy Corp., 6.25%, 2020	$6,005,000	$6,388,203
DPL, Inc., 6.875%, 2011	3,644,000	3,825,034
Duke Energy Corp., 5.65%, 2013	6,240,000	6,961,169
EDP Finance B.V., 6%, 2018 (n)	12,973,000	13,461,797
Enel Finance International S.A., 5.125%, 2019 (n)	2,500,000	2,708,555
Enersis S.A., 7.375%, 2014	4,189,000	4,742,312
Entergy Corp., 5.125%, 2020	8,970,000	9,081,040
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,279,052
PSEG Power LLC, 5.32%, 2016	1,727,000	1,940,804
System Energy Resources, Inc., 5.129%, 2014 (z)	1,710,668	1,778,667
Waterford 3 Funding Corp., 8.09%, 2017	4,913,000	5,008,558

		$68,059,640
Total Bonds (Identified Cost, $1,231,158,185)		$1,320,039,712

Floating Rate Loans (g)(r) - 0.4%
Automotive - 0.4%
Ford Motor Co., Term Loan B, 3.03%, 2013 (Identified Cost, $4,559,781)	$4,867,957	$4,817,223

Money Market Funds (v) - 3.7%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	50,870,653	$50,870,653
Total Investments (Identified Cost, $1,286,588,619)		$1,375,727,588

Other Assets, Less Liabilities - (0.9)%		(12,248,994)
Net Assets - 100.0%		$1,363,478,594

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $256,201,747, representing 18.8% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

16

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.076%, 2045	9/21/04	$2,034,826	$225,750
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019	1/15/10	2,318,412	2,444,185
Banco Santander U.S. Debt S.A.U., 3.781%, 2015	9/30/10	8,486,738	8,548,867
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.855%, 2040	3/15/10	2,218,632	991,728
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-3/08/07	1,070,198	1,085,990
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10-9/16/10	8,478,047	8,469,596
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,046,981	1,106,883
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	10/28/10	1,822,333	1,838,416
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	2,042,412	2,393,463
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,453,017	2,574,585
Delhaize Group, 5.7%, 2040	8/02/07-8/08/07	2,727,281	3,343,905
Dubai Electricity & Water Authority, 6.375%, 2016	10/14/10-10/15/10	5,771,100	5,725,471
Dubai Electricity & Water Authority, 7.375%, 2020	10/14/10	1,655,000	1,627,648
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05-10/15/10	1,252,364	1,127,046
Falcon Franchise Loan LLC, FRN, 3.272%, 2025	1/29/03	1,125,049	948,299
GMAC LLC, FRN, 6.02%, 2033	3/20/02	4,140,000	4,275,581
Georgia-Pacific Corp., 5.4%, 2020	10/27/10	2,151,297	2,185,640
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	5,143,779	5,084,356
LUKOIL International Finance B.V., 6.125%, 2020	10/29/10	3,332,094	3,332,094
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	2,468,718	2,468,705
Prudential Securities Secured Financing Corp., FRN, 7.285%, 2013	12/06/04	3,595,886	3,506,605
Qtel International Finance Ltd., 3.375%, 2016	10/06/10	225,294	226,185

17

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Qtel International Finance Ltd., 4.75%, 2021	10/06/10-10/07/10	$1,995,232	$1,971,074
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,279,669	2,069,606
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,710,668	1,778,667
Telemar Norte Leste S.A., 5.5%, 2020	4/23/09-4/24/09	1,182,999	1,460,069
VTB Capital S.A., 6.551%, 2020	10/06/10	4,490,000	4,535,798
Total Restricted Securities			$75,346,212
% of Net Assets			5.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/10

Swap Agreements at 10/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(2,003,816)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 9.375%, 2/15/11, a Ba3 rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,235,717,966)	$1,324,856,935
Underlying funds, at cost and value	50,870,653
Total investments, at value (identified cost, $1,286,588,619)	$1,375,727,588
Cash	3,755,612
Restricted cash	2,030,000
Receivables for
Investments sold	22,137,746
Fund shares sold	4,203,600
Interest and dividends	19,774,333
Total assets	$1,427,628,879
Liabilities
Payables for
Distributions	$1,151,639
Investments purchased	56,131,636
Fund shares reacquired	4,255,119
Swaps, at value	2,003,816
Payable to affiliates
Investment adviser	57,860
Shareholder servicing costs	364,522
Distribution and service fees	54,073
Administrative services fee	1,958
Payable for independent Trustees’ compensation	67,473
Accrued expenses and other liabilities	62,189
Total liabilities	$64,150,285
Net assets	$1,363,478,594
Net assets consist of
Paid-in capital	$1,335,772,458
Unrealized appreciation (depreciation) on investments	87,135,153
Accumulated net realized gain (loss) on investments	(61,935,053)
Undistributed net investment income	2,506,036
Net assets	$1,363,478,594
Shares of beneficial interest outstanding	99,861,373

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$903,651,602	66,146,311	$13.66
Class B	67,753,006	4,972,937	13.62
Class C	142,868,778	10,498,836	13.61
Class I	49,062,072	3,590,527	13.66
Class R1	10,885,076	799,277	13.62
Class R2	70,093,578	5,132,104	13.66
Class R3	48,735,517	3,567,826	13.66
Class R4	70,428,965	5,153,555	13.67
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.34 [100 / 95.25 x $13.66]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$38,075,192
Dividends	13,954
Dividends from underlying funds	51,130
Foreign taxes withheld	(18,182)
Total investment income	$38,122,094
Expenses
Management fee	$2,463,077
Distribution and service fees	2,293,919
Shareholder servicing costs	968,873
Administrative services fee	90,977
Independent Trustees’ compensation	22,521
Custodian fee	87,748
Shareholder communications	35,838
Auditing fees	29,872
Legal fees	8,332
Miscellaneous	95,947
Total expenses	$6,097,104
Fees paid indirectly	(3,156)
Reduction of expenses by investment adviser	(3,372)
Net expenses	$6,090,576
Net investment income	$32,031,518
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$14,224,995
Swap transactions	30,788
Net realized gain (loss) on investments	$14,255,783
Change in unrealized appreciation (depreciation)
Investments	$34,963,507
Swap transactions	185,306
Net unrealized gain (loss) on investments	$35,148,813
Net realized and unrealized gain (loss) on investments	$49,404,596
Change in net assets from operations	$81,436,114

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/10 (unaudited)	Year ended 4/30/10
From operations
Net investment income	$32,031,518	$62,847,751
Net realized gain (loss) on investments	14,255,783	43,796,906
Net unrealized gain (loss) on investments	35,148,813	157,354,633
Change in net assets from operations	$81,436,114	$263,999,290
Distributions declared to shareholders
From net investment income	$(34,475,673)	$(63,421,130)
Change in net assets from fund share transactions	$123,706,593	$23,081,433
Total change in net assets	$170,667,034	$223,659,593
Net assets
At beginning of period	1,192,811,560	969,151,967
At end of period (including undistributed net investment income of $2,506,036 and $4,950,191, respectively)	$1,363,478,594	$1,192,811,560

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.17		$10.95	$12.18	$12.69	$12.38	$12.91
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.71	$0.64	$0.64	$0.66	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		2.23	(1.22)	(0.47)	0.32	(0.49)
Total from investment operations	$0.86		$2.94	$(0.58)	$0.17	$0.98	$0.15
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.72)	$(0.65)	$(0.68)	$(0.67)	$(0.68)
Net asset value, end of period	$13.66		$13.17	$10.95	$12.18	$12.69	$12.38
Total return (%) (r)(s)(t)	6.65	(n)	27.35	(4.61)	1.41	8.13	1.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	0.96	0.98	0.93	0.97
Expenses after expense reductions (f)	0.85	(a)	0.87	0.89	0.89	0.84	0.88
Net investment income	5.16	(a)	5.72	5.76	5.21	5.29	4.99
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$903,652		$781,496	$618,093	$769,599	$832,752	$896,891

See Notes to Financial Statements

22

Financial Highlights – continued

Class B	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.14		$10.91	$12.14	$12.65	$12.34	$12.86
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.62	$0.56	$0.56	$0.57	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		2.23	(1.22)	(0.48)	0.32	(0.48)
Total from investment operations	$0.80		$2.85	$(0.66)	$0.08	$0.89	$0.07
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.62)	$(0.57)	$(0.59)	$(0.58)	$(0.59)
Net asset value, end of period	$13.62		$13.14	$10.91	$12.14	$12.65	$12.34
Total return (%) (r)(s)(t)	6.19	(n)	26.60	(5.32)	0.69	7.39	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.67	1.68	1.63	1.67
Expenses after expense reductions (f)	1.60	(a)	1.62	1.59	1.59	1.54	1.58
Net investment income	4.43	(a)	5.00	5.06	4.52	4.60	4.28
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$67,753		$62,341	$67,149	$98,671	$164,852	$230,360

See Notes to Financial Statements

23

Financial Highlights – continued

Class C	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.12		$10.90	$12.13	$12.63	$12.33	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.62	$0.56	$0.56	$0.57	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		2.22	(1.22)	(0.47)	0.31	(0.48)
Total from investment operations	$0.81		$2.84	$(0.66)	$0.09	$0.88	$0.06
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.62)	$(0.57)	$(0.59)	$(0.58)	$(0.58)
Net asset value, end of period	$13.61		$13.12	$10.90	$12.13	$12.63	$12.33
Total return (%) (r)(s)(t)	6.27	(n)	26.52	(5.33)	0.77	7.31	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.67	1.68	1.63	1.67
Expenses after expense reductions (f)	1.60	(a)	1.62	1.59	1.59	1.54	1.58
Net investment income	4.43	(a)	4.97	5.09	4.52	4.59	4.29
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$142,869		$117,744	$74,651	$75,666	$79,473	$79,921

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.18		$10.95	$12.18	$12.70	$12.39	$12.91
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.74	$0.67	$0.68	$0.70	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		2.24	(1.21)	(0.48)	0.32	(0.47)
Total from investment operations	$0.87		$2.98	$(0.54)	$0.20	$1.02	$0.20
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.75)	$(0.69)	$(0.72)	$(0.71)	$(0.72)
Net asset value, end of period	$13.66		$13.18	$10.95	$12.18	$12.70	$12.39
Total return (%) (r)(s)	6.70	(n)	27.76	(4.32)	1.64	8.45	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62	0.67	0.67	0.63	0.67
Expenses after expense reductions (f)	0.60	(a)	0.62	0.59	0.58	0.54	0.58
Net investment income	5.42	(a)	5.98	6.06	5.50	5.59	5.29
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$49,062		$43,990	$53,906	$56,574	$49,251	$41,976

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.13		$10.91	$12.14	$12.65	$12.34	$12.86
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.62	$0.56	$0.55	$0.56	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		2.22	(1.22)	(0.48)	0.32	(0.48)
Total from investment operations	$0.81		$2.84	$(0.66)	$0.07	$0.88	$0.05
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.62)	$(0.57)	$(0.58)	$(0.57)	$(0.57)
Net asset value, end of period	$13.62		$13.13	$10.91	$12.14	$12.65	$12.34
Total return (%) (r)(s)	6.27	(n)	26.50	(5.32)	0.61	7.29	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.67	1.75	1.81	1.87
Expenses after expense reductions (f)	1.60	(a)	1.62	1.59	1.66	1.64	1.70
Net investment income	4.46	(a)	4.99	5.09	4.42	4.49	4.28
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$10,885		$10,941	$7,912	$8,351	$3,612	$1,900

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.17		$10.94	$12.17	$12.69	$12.38	$12.90
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.68	$0.62	$0.59	$0.62	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		2.24	(1.22)	(0.47)	0.32	(0.47)
Total from investment operations	$0.85		$2.92	$(0.60)	$0.12	$0.94	$0.11
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.69)	$(0.63)	$(0.64)	$(0.63)	$(0.63)
Net asset value, end of period	$13.66		$13.17	$10.94	$12.17	$12.69	$12.38
Total return (%) (r)(s)	6.52	(n)	27.16	(4.82)	1.03	7.76	0.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.12	1.17	1.26	1.36	1.42
Expenses after expense reductions (f)	1.10	(a)	1.12	1.10	1.17	1.19	1.26
Net investment income	4.92	(a)	5.47	5.53	4.91	4.94	4.65
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$70,094		$65,141	$55,413	$81,433	$27,069	$9,992

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.17		$10.94	$12.18	$12.69	$12.38	$12.91
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.71	$0.65	$0.64	$0.65	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		2.24	(1.23)	(0.47)	0.32	(0.43)
Total from investment operations	$0.86		$2.95	$(0.58)	$0.17	$0.97	$0.13
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.72)	$(0.66)	$(0.68)	$(0.66)	$(0.66)
Net asset value, end of period	$13.66		$13.17	$10.94	$12.18	$12.69	$12.38
Total return (%) (r)(s)	6.65	(n)	27.47	(4.65)	1.36	8.03	1.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	0.92	1.02	1.02	1.09
Expenses after expense reductions (f)	0.85	(a)	0.87	0.84	0.93	0.94	1.00
Net investment income	5.19	(a)	5.73	5.80	5.16	5.19	5.08
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$48,736		$49,555	$46,014	$59,233	$38,827	$4,170

See Notes to Financial Statements

28

Financial Highlights – continued

Class R4	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.18		$10.95	$12.19	$12.70	$12.38	$12.91
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.74	$0.67	$0.67	$0.68	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		2.24	(1.22)	(0.47)	0.34	(0.49)
Total from investment operations	$0.88		$2.98	$(0.55)	$0.20	$1.02	$0.17
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.75)	$(0.69)	$(0.71)	$(0.70)	$(0.70)
Net asset value, end of period	$13.67		$13.18	$10.95	$12.19	$12.70	$12.38
Total return (%) (r)(s)	6.78	(n)	27.76	(4.40)	1.65	8.43	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62	0.68	0.74	0.73	0.77
Expenses after expense reductions (f)	0.60	(a)	0.62	0.60	0.65	0.64	0.68
Net investment income	5.42	(a)	5.97	6.01	5.44	5.84	5.19
Portfolio turnover	29		91	44	56	45	55
Net assets at end of period (000 omitted)	$70,429		$61,604	$46,014	$86,097	$69,694	$51

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

30

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

31

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$44,698,320	$—	$44,698,320
Corporate Bonds	—	973,525,973	—	973,525,973
Residential Mortgage-Backed Securities	—	1,724,881	—	1,724,881
Commercial Mortgage-Backed Securities	—	64,679,204	—	64,679,204
Asset-Backed Securities (including CDOs)	—	18,495,501	—	18,495,501
Foreign Bonds	—	216,915,833	—	216,915,833
Floating Rate Loans	—	4,817,223	—	4,817,223
Mutual Funds	50,870,653	—	—	50,870,653
Total Investments	$50,870,653	$1,324,856,935	$—	$1,375,727,588

Other Financial Instruments
Swaps	$—	$(2,003,816)	$—	$(2,003,816)
For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and

32

Notes to Financial Statements (unaudited) – continued

losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative	Liability Derivatives
Credit Contracts	Credit Default Swaps	$(2,003,816)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2010 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit Contracts	$30,788

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2010 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit Contracts	$185,306

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement

33

Notes to Financial Statements (unaudited) – continued

could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

34

Notes to Financial Statements (unaudited) – continued

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of October 31, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of October 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $6,090,000 less the value of the contracts’ related deliverable

35

Notes to Financial Statements (unaudited) – continued

obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/10
Ordinary income (including any short-term capital gains)	$63,421,130

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10
Cost of investments	$1,292,773,732
Gross appreciation	97,114,663
Gross depreciation	(14,160,807)
Net unrealized appreciation (depreciation)	$82,953,856

37

Notes to Financial Statements (unaudited) – continued

As of 4/30/10
Undistributed ordinary income	8,269,362
Capital loss carryforwards	(65,947,324)
Post-October capital loss deferral	(4,702,648)
Other temporary differences	(5,515,398)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(16,773,836)
4/30/15	(9,364,882)
4/30/16	(7,302,655)
4/30/17	(32,505,951)
$(65,947,324)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/10	Year ended 4/30/10
Class A	$23,164,948	$41,752,300
Class B	1,559,225	3,335,362
Class C	3,088,581	4,985,721
Class I	1,330,268	3,236,336
Class R1	256,244	463,500
Class R2	1,802,274	3,534,665
Class R3	1,363,523	2,786,761
Class R4	1,910,610	3,326,485
Total	$34,475,673	$63,421,130

38

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

The management fee incurred for the six months ended October 31, 2010 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $306,705 for the six months ended October 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,043,320
Class B	0.75%	0.25%	1.00%	1.00%	324,001
Class C	0.75%	0.25%	1.00%	1.00%	642,495
Class R1	0.75%	0.25%	1.00%	1.00%	53,157
Class R2	0.25%	0.25%	0.50%	0.50%	169,695
Class R3	—	0.25%	0.25%	0.25%	61,251
Total Distribution and Service Fees					$2,293,919

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2010 based on each class’ average daily net assets. Assets attributable to Class A sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. The agreement terminates on January 1, 2011.

39

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2010, were as follows:

Amount
Class A	$1,310
Class B	54,637
Class C	7,576

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2010, the fee was $339,710, which equated to 0.0536% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $629,163.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2010 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those

40

Notes to Financial Statements (unaudited) – continued

former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,828 and the Retirement Deferral plan resulted in an expense of $2,811. Both amounts are included in independent Trustees’ compensation for the six months ended October 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $67,373 at October 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,648 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,372, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$4,406,994
Investments (non-U.S. Government securities)	$474,857,052	$348,360,116

41

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,556,830	$167,258,394	19,416,010	$239,954,455
Class B	1,096,712	14,512,423	1,292,138	16,060,295
Class C	2,242,091	29,753,647	3,629,462	44,733,288
Class I	716,611	9,575,994	3,725,234	45,539,585
Class R1	94,308	1,248,743	259,616	3,274,471
Class R2	839,288	11,136,707	1,806,604	22,381,873
Class R3	747,772	9,977,743	1,089,969	13,630,802
Class R4	1,055,948	14,036,072	1,623,464	20,274,193
	19,349,560	$257,499,723	32,842,497	$405,848,962
Shares issued to shareholders in reinvestment of distributions
Class A	1,378,333	$18,384,850	2,763,417	$34,566,825
Class B	92,540	1,230,661	208,010	2,583,012
Class C	144,164	1,915,340	249,428	3,113,930
Class I	77,571	1,034,715	199,753	2,458,851
Class R1	19,142	254,187	37,022	461,542
Class R2	124,984	1,666,347	260,363	3,252,497
Class R3	101,309	1,349,797	221,035	2,758,788
Class R4	143,187	1,910,502	265,233	3,320,112
	2,081,230	$27,746,399	4,204,261	$52,515,557
Shares reacquired
Class A	(7,106,808)	$(94,458,119)	(19,332,511)	$(239,931,445)
Class B	(961,209)	(12,706,525)	(2,907,792)	(35,816,926)
Class C	(860,029)	(11,380,477)	(1,754,429)	(21,756,626)
Class I	(541,786)	(7,227,971)	(5,510,672)	(68,794,336)
Class R1	(147,278)	(1,932,818)	(188,800)	(2,334,584)
Class R2	(777,841)	(10,362,400)	(2,185,333)	(27,303,465)
Class R3	(1,042,979)	(13,892,392)	(1,753,887)	(21,667,473)
Class R4	(719,974)	(9,578,827)	(1,417,165)	(17,678,231)
	(12,157,904)	$(161,539,529)	(35,050,589)	$(435,283,086)

42

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Net change
Class A	6,828,355	$91,185,125	2,846,916	$34,589,835
Class B	228,043	3,036,559	(1,407,644)	(17,173,619)
Class C	1,526,226	20,288,510	2,124,461	26,090,592
Class I	252,396	3,382,738	(1,585,685)	(20,795,900)
Class R1	(33,828)	(429,888)	107,838	1,401,429
Class R2	186,431	2,440,654	(118,366)	(1,669,095)
Class R3	(193,898)	(2,564,852)	(442,883)	(5,277,883)
Class R4	479,161	6,367,747	471,532	5,916,074
	9,272,886	$123,706,593	1,996,169	$23,081,433

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2010, the fund’s commitment fee and interest expense were $6,416 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

43

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,937,864	335,354,586	(294,421,797)	50,870,653

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$51,130	$50,870,653

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

45

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one and five-year periods ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

46

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economics of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

47

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

48

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

49

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Limited Maturity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/10

MQL-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	66.1%
Non-U.S. Government Bonds	13.6%
Mortgage-Backed Securities	4.5%
Asset-Backed Securities	3.5%
Emerging Markets Bonds	3.0%
Commercial Mortgage-Backed Securities	2.3%
U.S. Government Agencies	2.0%
High Yield Corporates	1.2%
Collateralized Debt Obligations	0.7%
Residential Mortgage-Backed Securities	0.3%
U.S. Treasury Securities	(6.3)%

Composition including fixed income credit quality (a)(i)
AAA	17.5%
AA	17.1%
A	21.8%
BBB	33.4%
BB	1.0%
B	0.3%
CCC	0.4%
CC	0.2%
C	0.1%
U.S. Agency (NR)	4.9%
Other Fixed Income (NR)	(5.8)%
Cash & Other	9.1%

Portfolio facts (i)
Average Duration (d)	1.7
Average Effective Maturity (m)	2.5 yrs.

Issuer country weightings (i)
United States	61.0%
United Kingdom	7.1%
France	4.2%
Canada	3.6%
Netherlands	2.9%
Sweden	2.3%
Japan	2.3%
Australia	2.2%
Supranational	1.8%
Other Countries	12.6%

2

Portfolio Composition – continued

(a)	The rating categories include debt securities, fixed-income structured products, and securities underlying credit default swaps where these have long-term public ratings. The credit default swap itself is not rated. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed-income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2010 through October 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Expense Table – continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.74%	$1,000.00	$1,022.53	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
B	Actual	1.52%	$1,000.00	$1,018.66	$7.73
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
C	Actual	1.59%	$1,000.00	$1,018.23	$8.09
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.59%	$1,000.00	$1,023.31	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R1	Actual	1.60%	$1,000.00	$1,018.23	$8.14
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
R2	Actual	0.99%	$1,000.00	$1,021.26	$5.04
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R3	Actual	0.84%	$1,000.00	$1,022.03	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$1,023.29	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
529A	Actual	0.84%	$1,000.00	$1,022.03	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
529B	Actual	1.60%	$1,000.00	$1,018.24	$8.14
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
529C	Actual	1.69%	$1,000.00	$1,017.70	$8.59
	Hypothetical (h)	1.69%	$1,000.00	$1,016.69	$8.59

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.9%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 8.3%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,621,532
Bayview Commercial Asset Trust, FRN, 0.566%, 2035 (z)	1,492,243	1,077,955
Bayview Commercial Asset Trust, FRN, 0.526%, 2036 (z)	1,259,496	981,305
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	6,906,047	393,349
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,041,027
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,910,434	1,907,715
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.855%, 2040 (z)	1,062,366	474,878
BMW Vehicle Lease Trust, 0.58%, 2012	3,700,000	3,702,395
BNP Paribas Home Loan, 2.2%, 2015 (z)	4,260,000	4,283,741
Brascan Real Estate, CDO, FRN, 1.889%, 2040 (z)	1,526,000	534,100
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	571,602	580,176
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,535,384
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	4,120,000	4,120,000
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	3,500,000	3,501,611
Chrysler Financial Auto Securitization Trust, “A2”, 1.15%, 2011	3,229,271	3,235,004
Commercial Mortgage Asset Trust, FRN, 0.841%, 2032 (i)(z)	18,330,644	378,251
Commercial Mortgage Pass-Through Certificates, FRN, 0.446%, 2017 (n)	3,400,000	3,181,779
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,573,980
Compagnie de Financement Foncier, FRN, 1.038%, 2012 (n)	4,700,000	4,694,125
Continental Airlines, Inc., FRN, 0.826%, 2011	252,536	246,854
Credit-Based Asset Servicing & Securitization LLC, 5.476%, 2037	2,830,000	1,339,464
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,169,331	1,151,717
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	4,000,000	2,249,264
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016 (z)	3,614,911	3,434,166
E*TRADE RV & Marine Trust, 3.62%, 2018	338,928	339,667
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (z)	4,800,000	4,778,446
Ford Credit Auto Owner Trust, “A2”, 1.21%, 2012	843,997	844,586
Gramercy Real Estate Ltd., CDO, FRN, 0.608%, 2035 (z)	2,141,767	1,606,325
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,139,994
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	1,570,000	1,604,390
Honda Auto Receivables Owner Trust, “A2”, 1.5%, 2011	241,131	241,289
Honda Auto Receivables Owner Trust, “A2”, 2.22%, 2011	16,401	16,414
Hyundai Auto Receivables Trust, “A2”, 1.11%, 2012	1,385,653	1,387,470

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
IMPAC CMB Trust, FRN, 0.996%, 2034	$443,418	$396,744
IMPAC CMB Trust, FRN, 1.176%, 2034	466,755	305,842
IMPAC Secured Assets Corp., FRN, 0.606%, 2036	1,524,722	1,286,333
Interstar Millennium Trust, FRN, 0.692%, 2036	589,565	574,404
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	5,108,585
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.318%, 2037	5,000,000	5,095,441
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,388,331
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.36%, 2035 (i)	4,843,968	267,955
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037	2,126,214	652,010
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	5,021,087
Morgan Stanley Capital I, Inc., FRN, 1.217%, 2031 (i)(z)	1,869,238	44,559
Nationslink Funding Corp., FRN, 1.204%, 2030 (i)	3,495,181	97,059
Nissan Auto Lease Trust, “A2”, 1.22%, 2011	1,309,325	1,310,640
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	819,464
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,710,177	1,702,108
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	335,508	335,823
Stadshypotek AB, 0.839%, 2013 (z)	4,200,000	4,200,018
Structured Asset Securities Corp., FRN, 4.67%, 2035	243,668	241,905
Structured Asset Securities Corp., FRN, 0.496%, 2035	104,053	100,685
Thornburg Mortgage Securities Trust, FRN, 0.936%, 2043	1,957,036	1,822,204
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	6,145,606

		$107,115,156
Automotive - 1.7%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,153,016
American Honda Finance Corp., 1.625%, 2013 (z)	1,800,000	1,819,699
BMW US Capital LLC, 4.25%, 2011	1,900,000	1,959,626
Johnson Controls, Inc., 5.25%, 2011	4,440,000	4,481,328
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,347,817
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	1,500,000	1,548,453
Toyota Motor Credit Corp., 5.125%, 2011	3,246,000	3,366,852
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,359,541

		$22,036,332
Broadcasting - 0.4%
CBS Corp., 6.625%, 2011	$2,650,000	$2,730,883
NBC Universal, Inc., 2.1%, 2014 (z)	2,100,000	2,125,261

		$4,856,144

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,934,469
Franklin Resources, Inc., 2%, 2013	3,290,000	3,370,332
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,619,382

		$9,924,183
Building - 0.7%
CRH America, Inc., 6.95%, 2012	$2,700,000	$2,872,001
CRH America, Inc., 5.3%, 2013	1,400,000	1,506,964
Lafarge S.A., 6.15%, 2011	4,410,000	4,561,647

		$8,940,612
Cable TV - 1.3%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,108,481
Comcast Corp., 5.3%, 2014	2,250,000	2,514,463
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,293,169
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,785,953

		$16,702,066
Chemicals - 1.6%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$7,094,627
Potash Corp. of Saskatchewan, Inc., 7.75%, 2011	4,032,000	4,195,377
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,548,889
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,696,692

		$20,535,585
Computer Software - 0.7%
Adobe Systems, Inc., 3.25%, 2015	$3,785,000	$3,976,536
Oracle Corp., 3.75%, 2014	4,430,000	4,827,650

		$8,804,186
Conglomerates - 0.6%
Eaton Corp., 4.9%, 2013	$2,000,000	$2,185,738
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	2,575,000	2,889,724
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,270,196
Textron Financial Corp., 5.125%, 2010	1,810,000	1,810,000

		$8,155,658
Consumer Products - 2.0%
Clorox Co., 5%, 2013	$5,850,000	$6,359,161
Fortune Brands, Inc., 5.125%, 2011	4,692,000	4,728,752
Mattel, Inc., 6.125%, 2011	2,250,000	2,315,770
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,744,997
Phillips Electronics N.V., 7.25%, 2013	400,000	466,003

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Royal Philips Electronics N.V., 4.625%, 2013	$3,980,000	$4,314,710
Whirlpool Corp., 8%, 2012	2,971,000	3,241,961

		$26,171,354
Consumer Services - 0.7%
Ebay Inc., 0.875%, 2013	$3,050,000	$3,054,996
Western Union Co., 5.4%, 2011	5,500,000	5,758,286

		$8,813,282
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$3,495,000	$3,667,684
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,240,000	2,479,496

		$6,147,180
Electronics - 0.5%
Broadcom Corp., 1.5%, 2013 (z)	$1,400,000	$1,406,436
Tyco Electronics Ltd., 6%, 2012	4,751,000	5,144,905

		$6,551,341
Emerging Market Quasi-Sovereign - 1.1%
Korea Expressway Corp., 4.5%, 2015 (n)	$2,479,000	$2,643,184
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,525,469
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,724,902
Qtel International Finance Ltd., 6.5%, 2014 (n)	2,365,000	2,654,873
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,499,000	2,770,766

		$14,319,194
Emerging Market Sovereign - 0.4%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,734,890
State of Qatar, 5.15%, 2014	3,000,000	3,277,500

		$5,012,390
Energy - Independent - 0.4%
Encana Corp., 6.3%, 2011	$3,200,000	$3,367,798
EnCana Holdings Finance Corp., 5.8%, 2014	1,535,000	1,749,209

		$5,117,007
Energy - Integrated - 3.0%
BP Capital Markets PLC, 3.125%, 2015	$5,300,000	$5,439,406
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,397,099
ConocoPhillips, 5.5%, 2013	1,700,000	1,884,278
ConocoPhillips, 4.75%, 2014	1,740,000	1,937,746
Hess Corp., 7%, 2014	3,740,000	4,379,993

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Husky Energy, Inc., 5.9%, 2014	$2,965,000	$3,316,670
Petro-Canada, 5%, 2014	2,950,000	3,266,868
Royal Dutch Shell PLC, 3.1%, 2015	5,780,000	6,129,257
Statoil A.S.A., 2.9%, 2014	4,380,000	4,632,980
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	2,124,375
TOTAL S.A., 3%, 2015	2,810,000	2,957,935

		$38,466,607
Financial Institutions - 1.7%
General Electric Capital Corp., 5.45%, 2013	$600,000	$653,233
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,969,180
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,066,121
General Electric Capital Corp., FRN, 0.338%, 2011	2,630,000	2,630,395
General Electric Capital Corp., FRN, 0.373%, 2011	2,230,000	2,231,111
General Electric Capital Corp., FRN, 0.596%, 2012	1,570,000	1,555,120
International Lease Finance Corp., 5.35%, 2012	3,340,000	3,398,450
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,532,399
ORIX Corp., 5.48%, 2011	3,240,000	3,364,170

		$22,400,179
Food & Beverages - 5.4%
Anheuser Busch InBev Worldwide, Inc., FRN, 1.019%, 2013	$2,000,000	$2,017,152
Anheuser-Busch InBev S.A., 3%, 2012	2,000,000	2,078,832
Anheuser-Busch InBev S.A., 7.2%, 2014 (n)	3,760,000	4,407,724
Brown-Forman Corp., 5.2%, 2012	3,780,000	4,001,054
Cargill, Inc, 6.375%, 2012 (n)	350,000	377,746
Cargill, Inc., 5.2%, 2013 (n)	3,400,000	3,684,050
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,558,180
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,520,959
Dr. Pepper Snapple Group, Inc., 1.7%, 2011	3,160,000	3,181,693
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,301,118
General Mills, Inc., 5.25%, 2013	2,100,000	2,346,872
H.J. Heinz Co., 6.625%, 2011	1,670,000	1,737,977
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,658,859
Kellogg Co., 6.6%, 2011	3,850,000	3,949,353
Kraft Foods, Inc., 6.25%, 2012	2,820,000	3,056,609
Kraft Foods, Inc., 2.625%, 2013	2,000,000	2,078,206
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,285,299
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,856,458
PepsiAmericas Inc., 4.5%, 2013	3,000,000	3,246,753
Pepsico Inc., 0.875%, 2013	1,800,000	1,804,406
SABMiller PLC, 6.2%, 2011 (n)	1,050,000	1,086,135

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	$6,163,000	$6,225,240

		$69,460,675
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,326,988
CVS Caremark Corp., 3.25%, 2015	2,372,000	2,494,825

		$4,821,813
Gaming & Lodging - 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,567,724

Industrial - 0.8%
Cornell University, 4.35%, 2014	$3,070,000	$3,385,043
Duke University Taxable Bonds, “A”, 4.2%, 2014	1,560,000	1,724,221
President & Fellows Harvard College, 5%, 2014 (n)	2,300,000	2,581,244
Steelcase, Inc., 6.5%, 2011	2,114,000	2,171,797

		$9,862,305
Insurance - 2.9%
Aflac Inc., 3.45%, 2015	$3,840,000	$4,013,729
ING Bank N.V., FRN, 0.919%, 2012 (n)	2,250,000	2,248,243
Lincoln National Corp., 4.3%, 2015	2,060,000	2,192,992
Metlife, Inc., FRN, 1.674%, 2013	5,570,000	5,647,228
Metropolitan Life Global Funding, 2.875%, 2012 (n)	2,120,000	2,186,182
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,250,000	2,450,736
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,616,605
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,622,442
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	782,119
Pricoa Global Funding, FRN, 0.388%, 2012 (n)	2,970,000	2,949,857
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,545,994
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,840,163
UnumProvident Corp., 6.85%, 2015 (n)	2,569,000	2,905,760

		$37,002,050
Insurance - Health - 1.2%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,008,291
Aetna, Inc., 5.75%, 2011	2,350,000	2,423,224
Unitedhealth Group, Inc., 4.875%, 2013	4,500,000	4,837,874
WellPoint, Inc., 6.8%, 2012	3,580,000	3,930,543

		$15,199,932

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.7%
Allstate Corp., 6.2%, 2014	$1,490,000	$1,736,708
Aon Corp., 3.5%, 2015	3,200,000	3,302,528
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,720,162
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	617,771

		$9,377,169
International Market Quasi-Sovereign - 10.7%
Achmea Hypotheekbank N.V., FRN, 0.804%, 2014 (n)	$2,500,000	$2,493,105
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,445,963
Bank of England, 2.375%, 2012 (n)	2,400,000	2,458,277
Bank of Ireland, 2.75%, 2012 (n)	2,190,000	2,115,321
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,990,950
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,117,954
Danske Bank A/S, FRN, 0.679%, 2012 (n)	5,170,000	5,158,321
Dexia Credit Local, FRN, 0.94%, 2011 (n)	7,370,000	7,394,151
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	3,953,464
Electricite de France PLC, 5.5%, 2014 (n)	3,910,000	4,414,273
Finance for Danish Industry A.S., FRN, 0.619%, 2012 (n)	3,790,000	3,813,911
Finance for Danish Industry A.S., FRN, 0.523%, 2012 (n)	2,590,000	2,589,386
Finance for Danish Industry A.S., FRN, 0.663%, 2013 (z)	3,500,000	3,495,566
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,868,238
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	4,049,817
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	4,965,665
Japan Finance Corp., 2%, 2011	3,680,000	3,715,762
KfW Bankengruppe, 1.875%, 2011	2,870,000	2,886,411
KfW Bankengruppe, 1.375%, 2013	6,900,000	7,033,094
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,333,662
Kommunalbanken AS, 1.75%, 2015 (z)	1,000,000	1,006,027
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,396,578
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,653,059
Lloyds TSB Bank PLC, FRN, 1.29%, 2012 (n)	4,330,000	4,375,738
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,744,784
National Australia Bank Ltd., 2.55%, 2012 (n)	1,950,000	1,995,698
Nationwide Building Society, FRN, 0.549%, 2012 (n)	7,000,000	6,987,526
Royal Bank of Scotland PLC, FRN, 1.098%, 2012 (n)	5,406,000	5,434,868
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	8,159,942
Swedbank AB, 2.8%, 2012 (n)	780,000	802,388
Swedish Export Credit Corp., FRN, 1.126%, 2014	8,640,000	8,788,928
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,906,075
Vestjysk Bank A/S, FRN, 0.842%, 2013 (z)	2,940,000	2,965,399
Westpac Banking Corp., 3.25%, 2011 (n)	1,800,000	1,850,274
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,588,602

		$136,949,177

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - 1.0%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,607,495
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,704,963
Kingdom of Spain, 3.625%, 2013	6,790,000	6,986,007

		$12,298,465
Local Authorities - 0.8%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 2.756%, 2043	$3,730,000	$3,768,494
Province of Ontario, 5%, 2011	5,000,000	5,223,225
Province of Ontario, 2.625%, 2012	1,050,000	1,078,544

		$10,070,263
Major Banks - 9.0%
ANZ National (International) Ltd., 2.375%, 2012 (n)	$2,300,000	$2,348,762
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,617,750
Banco Santander Chile, 1.29%, 2011 (z)	1,350,000	1,349,411
Bank of America Corp., 7.375%, 2014	1,075,000	1,218,674
Bank of America Corp., 4.5%, 2015	1,000,000	1,041,365
Bank of New York Mellon Corp., 4.3%, 2014	2,010,000	2,203,366
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,200,464
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (z)	1,960,000	1,979,561
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,160,482
Barclays Bank PLC, 5.2%, 2014	3,660,000	4,078,279
BB&T Corp., 3.85%, 2012	5,080,000	5,330,500
BNP Paribas, 2.125%, 2012	3,250,000	3,327,106
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,885,146
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	3,038,721
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,318,589
Credit Suisse New York, 5.5%, 2014	2,270,000	2,554,515
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,414,946
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,881,576
ING Bank N.V., 1.609%, 2013 (z)	4,750,000	4,743,184
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,622,864
JPMorgan Chase & Co., FRN, 0.957%, 2013	4,000,000	4,014,316
KeyCorp, 3.75%, 2015	3,850,000	3,963,756
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,544,390
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	4,021,187
Morgan Stanley, 6.75%, 2011	3,920,000	4,026,781
Morgan Stanley, 6%, 2014	2,060,000	2,266,325
Morgan Stanley, 6%, 2015	3,290,000	3,656,950
PNC Funding Corp., 3.625%, 2015	2,300,000	2,434,299
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,668,307

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Societe Generale North America, Inc., 0.635%, 2012	$6,180,000	$6,178,461
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,941,976
State Street Corp., 4.3%, 2014	3,750,000	4,142,794
Wachovia Corp., 5.5%, 2013	2,250,000	2,475,191
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,840,672
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,444,087

		$114,934,753
Medical & Health Technology & Services - 0.5%
CareFusion Corp., 4.125%, 2012	$1,490,000	$1,562,712
Covidien International Finance SA, 5.45%, 2012	1,896,000	2,063,997
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,959,105

		$6,585,814
Metals & Mining - 0.8%
Anglo American Capital, 2.15%, 2013 (z)	$2,000,000	$2,033,716
ArcelorMittal, 3.75%, 2015	2,250,000	2,316,940
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,547,992
International Steel Group, Inc., 6.5%, 2014	2,710,000	3,014,160
Vale Inco Ltd., 7.75%, 2012	420,000	457,112

		$10,369,920
Mortgage-Backed - 4.5%
Fannie Mae, 6.022%, 2010	$4,685,489	$4,685,485
Fannie Mae, 5.899%, 2011	1,517,717	1,548,060
Fannie Mae, 6.13%, 2011	1,107,709	1,138,578
Fannie Mae, 5.5%, 2014-2026	5,567,447	6,005,981
Fannie Mae, 7%, 2015-2016	921,572	1,005,699
Fannie Mae, 4%, 2016	344,697	347,426
Fannie Mae, 4.5%, 2016-2023	6,413,807	6,787,147
Fannie Mae, 5.725%, 2016	2,137,138	2,372,440
Fannie Mae, 6.5%, 2016-2017	2,021,504	2,224,297
Fannie Mae, 6%, 2017	2,369,212	2,578,152
Fannie Mae, 5%, 2018-2025	2,469,540	2,654,385
Fannie Mae, 5%, 2023 (f)	4,543,224	4,844,813
Fannie Mae, FRN, 2.5%, 2033	1,249,579	1,303,454
Fannie Mae, FRN, 2.58%, 2033	246,963	258,376
Fannie Mae, FRN, 2.71%, 2033	143,767	150,056
Freddie Mac, 7.5%, 2015	313,306	340,319
Freddie Mac, 6%, 2016-2017	1,730,450	1,884,242
Freddie Mac, 5.5%, 2017-2025	6,359,987	6,889,703
Freddie Mac, 5%, 2018-2028	8,722,041	9,208,237
Freddie Mac, 4.5%, 2026	331,407	333,339

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, FRN, 0.706%, 2031	$404,295	$404,392
Ginnie Mae, 7.5%, 2011	8,834	8,870
Ginnie Mae, FRN, 3.625%, 2032	208,972	216,062

		$57,189,513
Natural Gas - Pipeline - 2.0%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,591,040
Energy Transfer Partners LP, 5.65%, 2012	2,750,000	2,922,312
Energy Transfer Partners LP, 8.5%, 2014	2,500,000	2,974,780
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,581,295
Kinder Morgan Energy Partners, 5.85%, 2012	3,000,000	3,244,872
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,288,480
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,403,437

		$26,006,216
Network & Telecom - 2.7%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,612,399
British Telecommunications PLC, 9.375%, 2010	1,872,000	1,891,349
British Telecommunications PLC, 5.15%, 2013	799,000	861,809
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,736,080
Deutsche Telekom International Finance B.V., 5.375%, 2011	4,500,000	4,584,524
France Telecom, 4.375%, 2014	2,390,000	2,639,449
France Telecom, 2.125%, 2015	1,900,000	1,925,804
Telecom Italia Capital, 5.25%, 2013	1,900,000	2,066,037
Telefonica Emisiones S.A.U., 5.984%, 2011	3,300,000	3,407,603
TELUS Corp., 8%, 2011	2,458,000	2,558,965
Verizon Communications, Inc, 5.25%, 2013	2,770,000	3,061,105
Verizon New England, Inc., 6.5%, 2011	2,020,000	2,116,722
Verizon Wireless Capital LLC, FRN, 2.945%, 2011	3,750,000	3,802,504

		$34,264,350
Oil Services - 0.2%
Noble Corp., 3.45%, 2015	$2,270,000	$2,405,326

Oils - 0.3%
Premcor Refing Group, Inc., 6.125%, 2011	$3,514,000	$3,596,382

Other Banks & Diversified Financials - 3.9%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$3,087,202
American Express Centurion Bank, 5.5%, 2013	1,240,000	1,352,314
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,442,634
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (z)	3,100,000	3,116,232
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012 (z)	637,500	626,902

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 5.7%, 2011	$3,130,000	$3,252,893
Citigroup, Inc., 5.5%, 2013	4,770,000	5,164,336
Citigroup, Inc., 6.375%, 2014	2,380,000	2,671,319
Citigroup, Inc., 6.01%, 2015	1,880,000	2,083,474
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	4,660,000	4,885,698
Nordea Bank AB, 1.75%, 2013 (z)	4,800,000	4,824,130
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	4,105,847
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,060,872
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,666,983
UBS AG, 2.25%, 2013	4,000,000	4,086,756
Woori Bank, FRN, 0.652%, 2011	2,000,000	1,965,288

		$50,392,880
Pharmaceuticals - 2.9%
AstraZeneca PLC, 5.4%, 2012	$1,210,000	$1,317,689
Celgene Corp., 2.45%, 2015	3,092,000	3,107,772
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,535,704
GlaxoSmithKline PLC, 4.85%, 2013	532,000	585,661
Novartis AG, 1.9%, 2013	2,000,000	2,058,636
Novartis AG, 4.125%, 2014	2,500,000	2,736,930
Pfizer, Inc., 4.45%, 2012	3,740,000	3,935,116
Roche Holding, Inc., 5%, 2014 (n)	8,209,000	9,206,919
Teva Pharmaceutical Industries Ltd., 1.5%, 2012	5,660,000	5,737,417
Wyeth, 6.95%, 2011	3,260,000	3,339,120
Wyeth, 5.5%, 2014	3,400,000	3,867,344

		$37,428,308
Pollution Control - 0.2%
Allied Waste North America, Inc., 6.5%, 2010	$2,810,000	$2,815,617

Printing & Publishing - 0.8%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,486,324
Pearson PLC, 5.5%, 2013 (n)	780,000	851,414
Reed Elsevier Capital, 6.75%, 2011	3,250,000	3,394,606

		$9,732,344
Railroad & Shipping - 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,461,603

Real Estate - 0.9%
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	$3,660,000	$3,752,862
ProLogis, REIT, 5.5%, 2012	3,440,000	3,548,996
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,081,862

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
WEA Finance LLC, REIT, 5.4%, 2012 (n)	$3,500,000	$3,733,009

		$12,116,729
Restaurants - 0.2%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,014,015

Retailers - 1.8%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,598,661
Home Depot, Inc., 5.2%, 2011	2,240,000	2,274,476
Home Depot, Inc., 5.25%, 2013	3,470,000	3,864,442
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,579,838
Staples, Inc., 7.75%, 2011	1,240,000	1,274,219
Staples, Inc., 9.75%, 2014	3,350,000	4,149,528
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	3,239,648

		$22,980,812
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,217,116
Airgas, Inc., 4.5%, 2014	5,480,000	5,885,197

		$7,102,313
Specialty Stores - 0.4%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,561,360

Supermarkets - 1.2%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,567,592
Kroger Co., 6.8%, 2011	1,000,000	1,024,976
Kroger Co., 5%, 2013	2,453,000	2,674,305
Safeway, Inc., 6.5%, 2011	3,685,000	3,750,059
Safeway, Inc., 5.8%, 2012	3,644,000	3,933,308
Woolworths Ltd., 2.55%, 2015 (z)	1,900,000	1,933,985

		$15,884,225
Supranational - 1.8%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,625,391
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,210,123
Eurasian Development Bank, 7.375%, 2014 (n)	813,000	898,365
European Investment Bank, 1.25%, 2013	6,470,000	6,577,861
European Investment Bank, 3%, 2014	3,730,000	3,996,236
Inter-American Development Bank, 3%, 2014	3,980,000	4,276,255

		$23,584,231

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 1.4%
AT&T Wireless Services, Inc., 7.875%, 2011	$3,560,000	$3,647,373
AT&T Wireless Services, Inc., 8.125%, 2012	1,000,000	1,107,995
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,792,651
Crown Castle Towers LLC, 4.523%, 2035 (n)	2,660,000	2,846,644
Sprint Nextel Corp., 7.625%, 2011	1,850,000	1,873,125
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,976,223
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,409,434

		$18,653,445
Tobacco - 1.0%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,424,302
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	4,049,483
Reynolds American, Inc., FRN, 0.992%, 2011	3,980,000	3,989,078

		$12,462,863
Transportation - Services - 0.4%
ERAC USA Finance Co., 8%, 2011 (n)	$1,230,000	$1,246,888
ERAC USA Finance Co., 2.75%, 2013 (n)	3,200,000	3,291,859

		$4,538,747
U.S. Government Agencies and Equivalents - 2.0%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,267,797
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,065,878
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,693,597
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,250,000	1,218,613
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,738,234
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,495,889
Pooled Funding Trust I, 2.74%, 2012 (m)(n)	2,500,000	2,559,898
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,503,357
Small Business Administration, 5.1%, 2016	1,453,382	1,542,900
Small Business Administration, 5.46%, 2016	1,154,478	1,234,750
Small Business Administration, 5.68%, 2016	1,128,863	1,209,363
Small Business Administration, 5.94%, 2016	1,040,861	1,122,560
Small Business Administration, 5.37%, 2016	565,288	606,953
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,658,293

		$25,918,082
Utilities - Electric Power - 5.5%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$2,770,000	$2,992,968
Duke Energy Corp., 5.65%, 2013	4,010,000	4,473,444
Duke Energy Corp., 6.3%, 2014	2,000,000	2,292,424
Duke Energy Corp., 3.35%, 2015	960,000	1,022,733
Duquesne Light Co., 6.7%, 2012	1,400,000	1,505,323

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
EDP Finance B.V., 5.375%, 2012 (n)	$3,950,000	$4,123,670
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,261,805
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,486,193
Entergy Corp., 3.625%, 2015	5,350,000	5,463,201
FirstEnergy Corp., 6.45%, 2011	57,000	59,558
Georgia Power Co., 6%, 2013	1,120,000	1,279,331
HQI Transelec Chile S.A., 7.875%, 2011	1,001,000	1,032,378
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,357,514
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,483,144
NiSource Finance Corp., 7.875%, 2010	4,299,000	4,307,667
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,564,079
Pacific Gas & Electric Co., 4.2%, 2011	3,460,000	3,502,164
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,278,380
PSEG Power LLC, 7.75%, 2011	3,960,000	4,085,520
Southern Co., 4.15%, 2014	2,260,000	2,450,547
Southern Co., 2.375%, 2015	6,530,000	6,642,336

		$70,664,379
Utilities - Gas - 0.3%
Keyspan Corp., 7.625%, 2010	$3,491,000	$3,497,563
Total Bonds (Identified Cost, $1,195,209,556)		$1,230,839,819

Money Market Funds (v) - 3.7%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	46,583,306	$46,583,306
Total Investments (Identified Cost, $1,241,792,862)		$1,277,423,125

Other Assets, Less Liabilities - 0.4%		5,728,234
Net Assets - 100.0%		$1,283,151,359

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $320,134,151, representing 25.0% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

19

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Honda Finance Corp., 1.625%, 2013	9/14/10	$1,799,341	$1,819,699
Anglo American Capital, 2.15%, 2013	9/20/10	1,998,372	2,033,716
BNP Paribas Home Loan, 2.2%, 2015	10/26/10	4,258,381	4,283,741
Banco Santander Chile, 1.29%, 2011	9/15/10	1,350,000	1,349,411
Banco Santander U.S. Debt S.A.U., 2.991%, 2013	9/27/10	3,100,000	3,116,232
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013	9/08/10	1,959,887	1,979,561
Bayview Commercial Asset Trust, FRN, 0.566%, 2035	6/09/05	1,492,243	1,077,955
Bayview Commercial Asset Trust, FRN, 0.526%, 2036	2/23/06	1,259,496	981,305
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06	525,289	393,349
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.855%, 2040	3/01/06	1,062,366	474,878
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012	3/08/05	637,500	626,902
Brascan Real Estate, CDO, FRN, 1.889%, 2040	9/14/04	1,526,000	534,100
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-3/08/07	571,797	580,176
Broadcom Corp., 1.5%, 2013	10/27/10	1,395,716	1,406,436
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	4,125,139	4,120,000
Commercial Mortgage Asset Trust, FRN, 0.841%, 2032	8/25/03	402,667	378,251
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016	10/27/10	3,562,947	3,434,166
Finance for Danish Industry A.S., FRN, 0.663%, 2013	6/03/10	3,500,000	3,495,566
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012	10/21/10	4,799,905	4,778,446
Gramercy Real Estate Ltd., CDO, FRN, 0.608%, 2035	6/21/05-1/18/07	2,141,828	1,606,325
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	1,569,579	1,604,390
ING Bank N.V., 1.609%, 2013	10/13/10	4,750,000	4,743,184
Kommunalbanken AS, 1.75%, 2015	9/27/10	999,103	1,006,027
Morgan Stanley Capital I, Inc., FRN, 1.217%, 2031	6/10/03	60,382	44,559

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
NBC Universal, Inc., 2.1%, 2014	9/27/10	$2,099,733	$2,125,261
Nordea Bank AB, 1.75%, 2013	9/27/10	4,794,431	4,824,130
Stadshypotek AB, 0.839%, 2013	9/23/10	4,200,000	4,200,018
Vestjysk Bank A/S, FRN, 0.842%, 2013	6/10/10	2,940,000	2,965,399
Woolworths Ltd., 2.55%, 2015	9/14/10	1,897,823	1,933,985
Total Restricted Securities			$61,917,168
% of Net Assets			4.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/10

Futures Contracts Outstanding at 10/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	661	$80,363,141	December-2010	$(1,344,970)

Swap Agreements at 10/31/10

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	4,770,000 (a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$86,126

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/1/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $8,528.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,195,209,556)	$1,230,839,819
Underlying funds, at cost and value	46,583,306
Total investments, at value (identified cost, $1,241,792,862)	$1,277,423,125
Receivables for
Investments sold	5,893,592
Fund shares sold	3,616,602
Interest and dividends	11,691,227
Swaps, at value (net unamortized premiums received, $8,528)	86,126
Total assets	$1,298,710,672
Liabilities
Payables for
Distributions	$860,620
Daily variation margin on open futures contracts	180,742
Investments purchased	11,291,765
Fund shares reacquired	2,778,724
Payable to affiliates
Investment adviser	56,192
Shareholder servicing costs	220,973
Distribution and service fees	53,586
Administrative services fee	1,852
Program manager fees	400
Payable for independent Trustees’ compensation	10,006
Accrued expenses and other liabilities	104,453
Total liabilities	$15,559,313
Net assets	$1,283,151,359
Net assets consist of
Paid-in capital	$1,382,112,040
Unrealized appreciation (depreciation) on investments	34,379,947
Accumulated net realized gain (loss) on investments	(127,983,028)
Accumulated distributions in excess of net investment income	(5,357,600)
Net assets	$1,283,151,359
Shares of beneficial interest outstanding	205,164,764

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$772,525,782	123,431,458	$6.26
Class B	27,385,394	4,390,032	6.24
Class C	258,526,782	41,347,705	6.25
Class I	173,527,712	27,812,560	6.24
Class R1	1,081,951	173,434	6.24
Class R2	6,027,059	963,288	6.26
Class R3	6,901,986	1,104,148	6.25
Class R4	669,824	106,998	6.26
Class 529A	20,161,369	3,221,630	6.26
Class 529B	1,850,724	297,033	6.23
Class 529C	14,492,776	2,316,478	6.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.42 [100 / 97.5 x $6.26] and $6.42 [100 / 97.5 x $6.26], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$22,515,398
Dividends from underlying funds	42,902
Total investment income	$22,558,300
Expenses
Management fee	$2,478,068
Distribution and service fees	2,487,694
Program manager fees	16,647
Shareholder servicing costs	729,195
Administrative services fee	89,120
Independent Trustees’ compensation	17,371
Custodian fee	94,602
Shareholder communications	136,916
Auditing fees	26,279
Legal fees	7,615
Miscellaneous	102,288
Total expenses	$6,185,795
Fees paid indirectly	(133)
Reduction of expenses by investment adviser and distributor	(403,537)
Net expenses	$5,782,125
Net investment income	$16,776,175
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,208,025
Futures contracts	(4,506,909)
Swap transactions	25,190
Net realized gain (loss) on investments	$(1,273,694)
Change in unrealized appreciation (depreciation)
Investments	$11,782,706
Futures contracts	(685,009)
Swap transactions	(18,940)
Net unrealized gain (loss) on investments	$11,078,757
Net realized and unrealized gain (loss) on investments	$9,805,063
Change in net assets from operations	$26,581,238

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/10 (unaudited)	Year ended 4/30/10
From operations
Net investment income	$16,776,175	$32,661,480
Net realized gain (loss) on investments	(1,273,694)	(2,635,748)
Net unrealized gain (loss) on investments	11,078,757	59,653,468
Change in net assets from operations	$26,581,238	$89,679,200
Distributions declared to shareholders
From net investment income	$(20,329,052)	$(38,447,410)
Change in net assets from fund share transactions	$108,698,685	$313,939,025
Total change in net assets	$114,950,871	$365,170,815
Net assets
At beginning of period	1,168,200,488	803,029,673
At end of period (including accumulated distributions in excess of net investment income of $5,357,600 and $1,804,723, respectively)	$1,283,151,359	$1,168,200,488

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.23		$5.90	$6.28	$6.43	$6.38	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21	$0.25	$0.28	$0.28	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.36	(0.34)	(0.12)	0.07	(0.09)
Total from investment operations	$0.14		$0.57	$(0.09)	$0.16	$0.35	$0.15
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.29)	$(0.31)	$(0.30)	$(0.27)
Net asset value, end of period	$6.26		$6.23	$5.90	$6.28	$6.43	$6.38
Total return (%) (r)(s)(t)	2.25	(n)	9.87	(1.41)	2.61	5.65	2.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.82	0.79	0.80	0.82
Expenses after expense reductions (f)	0.74	(a)	0.75	0.69	0.64	0.65	0.67
Net investment income	2.89	(a)	3.39	4.26	4.34	4.38	3.74
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$772,526		$705,470	$531,374	$373,587	$388,086	$345,689
See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.21		$5.88	$6.26	$6.40	$6.36	$6.47
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.21	$0.23	$0.23	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.36	(0.35)	(0.11)	0.06	(0.08)
Total from investment operations	$0.11		$0.53	$(0.14)	$0.12	$0.29	$0.11
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.24)	$(0.26)	$(0.25)	$(0.22)
Net asset value, end of period	$6.24		$6.21	$5.88	$6.26	$6.40	$6.36
Total return (%) (r)(s)(t)	1.87	(n)	9.06	(2.17)	1.94	4.70	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.59	1.58	1.57	1.57	1.59
Expenses after expense reductions (f)	1.52	(a)	1.51	1.44	1.42	1.42	1.44
Net investment income	2.16	(a)	2.71	3.57	3.58	3.62	2.97
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$27,385		$35,642	$50,394	$76,246	$119,976	$103,406

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.22		$5.89	$6.28	$6.42	$6.38	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	$0.20	$0.22	$0.22	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.37	(0.35)	(0.10)	0.07	(0.09)
Total from investment operations	$0.11		$0.52	$(0.15)	$0.12	$0.29	$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.24)	$(0.26)	$(0.25)	$(0.21)
Net asset value, end of period	$6.25		$6.22	$5.89	$6.28	$6.42	$6.38
Total return (%) (r)(s)(t)	1.82	(n)	8.95	(2.42)	1.90	4.60	1.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.67	1.64	1.66	1.67
Expenses after expense reductions (f)	1.59	(a)	1.60	1.54	1.49	1.51	1.52
Net investment income	2.05	(a)	2.51	3.39	3.50	3.53	2.89
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$258,527		$234,584	$121,612	$69,420	$81,986	$81,144

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.21		$5.88	$6.26	$6.40	$6.36	$6.48
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.27	$0.29	$0.29	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.36	(0.35)	(0.11)	0.06	(0.09)
Total from investment operations	$0.14		$0.58	$(0.08)	$0.18	$0.35	$0.16
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.30)	$(0.32)	$(0.31)	$(0.28)
Net asset value, end of period	$6.24		$6.21	$5.88	$6.26	$6.40	$6.36
Total return (%) (r)(s)	2.33	(n)	10.05	(1.29)	2.91	5.65	2.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62	0.68	0.64	0.65	0.67
Expenses after expense reductions (f)	0.59	(a)	0.60	0.54	0.49	0.50	0.52
Net investment income	3.05	(a)	3.52	4.50	4.50	4.51	3.90
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$173,528		$147,616	$76,526	$163,725	$151,568	$127,926

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.21		$5.88	$6.26	$6.40	$6.35	$6.47
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.21	$0.22	$0.22	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.36	(0.35)	(0.11)	0.07	(0.10)
Total from investment operations	$0.11		$0.52	$(0.14)	$0.11	$0.29	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.24)	$(0.25)	$(0.24)	$(0.20)
Net asset value, end of period	$6.24		$6.21	$5.88	$6.26	$6.40	$6.35
Total return (%) (r)(s)	1.82	(n)	8.96	(2.27)	1.80	4.66	1.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.67	1.72	1.84	1.87
Expenses after expense reductions (f)	1.60	(a)	1.60	1.54	1.57	1.60	1.66
Net investment income	2.07	(a)	2.57	3.45	3.41	3.42	2.79
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$1,082		$1,164	$1,046	$909	$267	$123

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.23		$5.90	$6.28	$6.42	$6.38	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.19	$0.24	$0.24	$0.25	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.37	(0.35)	(0.09)	0.07	(0.10)
Total from investment operations	$0.13		$0.56	$(0.11)	$0.15	$0.32	$0.12
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.27)	$(0.29)	$(0.28)	$(0.24)
Net asset value, end of period	$6.26		$6.23	$5.90	$6.28	$6.42	$6.38
Total return (%) (r)(s)	2.13	(n)	9.59	(1.66)	2.41	5.07	1.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.12	1.17	1.22	1.38	1.41
Expenses after expense reductions (f)	0.99	(a)	1.00	0.93	0.97	1.05	1.09
Net investment income	2.65	(a)	3.16	4.05	3.98	3.98	3.36
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$6,027		$5,999	$4,983	$5,768	$1,154	$269

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.22		$5.89	$6.28	$6.43	$6.38	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.25	$0.26	$0.27	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.38	(0.36)	(0.11)	0.07	(0.09)
Total from investment operations	$0.14		$0.57	$(0.11)	$0.15	$0.34	$0.13
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.28)	$(0.30)	$(0.29)	$(0.25)
Net asset value, end of period	$6.25		$6.22	$5.89	$6.28	$6.43	$6.38
Total return (%) (r)(s)	2.20	(n)	9.77	(1.68)	2.40	5.39	2.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.89	0.92	0.98	1.05	1.07
Expenses after expense reductions (f)	0.84	(a)	0.85	0.78	0.83	0.90	0.92
Net investment income	2.80	(a)	3.14	4.20	4.15	4.13	3.60
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$6,902		$5,757	$577	$941	$494	$260

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.23		$5.90	$6.28	$6.43	$6.38	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.27	$0.28	$0.28	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.37	(0.35)	(0.11)	0.08	(0.09)
Total from investment operations	$0.14		$0.58	$(0.08)	$0.17	$0.36	$0.15
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.30)	$(0.32)	$(0.31)	$(0.27)
Net asset value, end of period	$6.26		$6.23	$5.90	$6.28	$6.43	$6.38
Total return (%) (r)(s)	2.33	(n)	10.03	(1.26)	2.69	5.71	2.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.63	0.68	0.71	0.76	0.77
Expenses after expense reductions (f)	0.59	(a)	0.60	0.54	0.56	0.61	0.62
Net investment income	3.06	(a)	3.37	4.44	4.42	4.41	3.80
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$670		$691	$55	$56	$54	$51

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.23		$5.90	$6.28	$6.42	$6.38	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.25	$0.25	$0.25	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.37	(0.35)	(0.10)	0.07	(0.09)
Total from investment operations	$0.14		$0.57	$(0.10)	$0.15	$0.32	$0.13
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.28)	$(0.29)	$(0.28)	$(0.25)
Net asset value, end of period	$6.26		$6.23	$5.90	$6.28	$6.42	$6.38
Total return (%) (r)(s)(t)	2.20	(n)	9.76	(1.60)	2.42	5.12	1.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.97	1.11	1.23	1.26	1.27
Expenses after expense reductions (f)	0.84	(a)	0.85	0.87	0.98	1.00	1.02
Net investment income	2.80	(a)	3.28	4.10	4.00	4.02	3.41
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$20,161		$16,907	$8,852	$6,373	$4,467	$2,868

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.20		$5.87	$6.25	$6.39	$6.35	$6.47
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.21	$0.21	$0.21	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.36	(0.36)	(0.10)	0.07	(0.09)
Total from investment operations	$0.11		$0.52	$(0.15)	$0.11	$0.28	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.23)	$(0.25)	$(0.24)	$(0.20)
Net asset value, end of period	$6.23		$6.20	$5.87	$6.25	$6.39	$6.35
Total return (%) (r)(s)(t)	1.82	(n)	8.96	(2.29)	1.76	4.47	1.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69	1.68	1.79	1.78	1.86
Expenses after expense reductions (f)	1.60	(a)	1.61	1.55	1.64	1.63	1.71
Net investment income	2.08	(a)	2.56	3.46	3.36	3.39	2.71
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$1,851		$2,008	$1,355	$989	$1,046	$682

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.23		$5.89	$6.28	$6.42	$6.38	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	$0.20	$0.21	$0.21	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.38	(0.36)	(0.11)	0.06	(0.08)
Total from investment operations	$0.11		$0.53	$(0.16)	$0.10	$0.27	$0.09
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.23)	$(0.24)	$(0.23)	$(0.20)
Net asset value, end of period	$6.26		$6.23	$5.89	$6.28	$6.42	$6.38
Total return (%) (r)(s)(t)	1.77 (n	)	9.02	(2.52)	1.66	4.34	1.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	1.78	1.88	1.90	1.92
Expenses after expense reductions (f)	1.69	(a)	1.70	1.64	1.73	1.75	1.77
Net investment income	1.95	(a)	2.43	3.34	3.25	3.27	2.66
Portfolio turnover	13		28	27	21	33	25
Net assets at end of period (000 omitted)	$14,493		$12,364	$6,256	$4,861	$3,719	$2,157

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are

36

Notes to Financial Statements (unaudited) – continued

primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value

37

Notes to Financial Statements (unaudited) – continued

assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$25,918,082	$—	$25,918,082
Non-U.S. Sovereign Debt	—	192,163,457	—	192,163,457
Corporate Bonds	—	569,792,446	—	569,792,446
Residential Mortgage-Backed Securities	—	79,843,837	—	79,843,837
Commercial Mortgage-Backed Securities	—	29,079,263	—	29,079,263
Asset-Backed Securities (including CDOs)	—	35,672,809	—	35,672,809
Foreign Bonds	—	298,369,925	—	298,369,925
Mutual Funds	46,583,306	—	—	46,583,306
Total Investments	$46,583,306	$1,230,839,819	$—	$1,277,423,125

Other Financial Instruments
Futures	$(1,344,970)	$—	$—	$(1,344,970)
Swaps	—	86,126	—	86,126

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as

38

Notes to Financial Statements (unaudited) – continued

alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(1,344,970)
Credit Contracts	Credit Default Swaps	86,126	—
Total		$86,126	$(1,344,970)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin or futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2010 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions
Interest Rate Contracts	$(4,506,909)	$—
Credit Contracts	—	25,190
Total	$(4,506,909)	$25,190

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2010 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions
Interest Rate Contracts	$(685,009)	$—
Credit Contracts	—	(18,940)
Total	$(685,009)	$(18,940)

39

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are

40

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a

41

Notes to Financial Statements (unaudited) – continued

stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of October 31, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At October 31, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses

42

Notes to Financial Statements (unaudited) – continued

arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

43

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/10
Ordinary income (including any short-term capital gains)	$38,447,410

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10
Cost of investments	$1,250,451,942
Gross appreciation	44,535,035
Gross depreciation	(17,563,852)
Net unrealized appreciation (depreciation)	$26,971,183

As of 4/30/10
Undistributed ordinary income	1,671,463
Capital loss carryforwards	(115,137,686)
Post-October capital loss deferral	(5,439,160)
Other temporary differences	(3,368,025)
Net unrealized appreciation (depreciation)	17,060,541

As of April 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(18,880,791)
4/30/12	(15,641,631)
4/30/13	(18,655,874)
4/30/14	(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
$(115,137,686)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each

44

Notes to Financial Statements (unaudited) – continued

class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/10	Year ended 4/30/10
Class A	$13,008,042	$25,514,574
Class B	441,304	1,430,520
Class C	3,310,279	5,838,491
Class I	2,839,556	4,622,469
Class R1	15,144	36,000
Class R2	99,521	205,001
Class R3	106,675	74,540
Class R4	11,745	11,801
Class 529A	300,170	423,128
Class 529B	26,193	49,041
Class 529C	170,423	241,845
Total	$20,329,052	$38,447,410

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. Effective September 1, 2010, this written agreement was terminated. For the six months ended October 31, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $83,082 and $1,530 for the six months ended October 31, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

45

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$937,524
Class B	0.75%	0.25%	1.00%	0.92%	161,997
Class C	0.75%	0.25%	1.00%	1.00%	1,259,445
Class R1	0.75%	0.25%	1.00%	1.00%	5,743
Class R2	0.25%	0.25%	0.50%	0.40%	15,418
Class R3	—	0.25%	0.25%	0.25%	7,909
Class 529A	—	0.25%	0.25%	0.15%	22,271
Class 529B	0.75%	0.25%	1.00%	0.90%	9,954
Class 529C	0.75%	0.25%	1.00%	1.00%	67,433
Total Distribution and Service Fees					$2,487,694

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2010 based on each class’ average daily net assets. 0.15% of the Class A and Class 529A service fee is being paid by the fund and 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2010, this waiver amounted to $375,007 and $8,908, respectively, and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2010, this waiver amounted to $12,207 and $1,007 for Class B and Class 529B shares, respectively, and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2010, this waiver amounted to $3,084 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2011.

46

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2010, were as follows:

Amount
Class A	$47,825
Class B	8,006
Class C	37,762
Class 529B	210
Class 529C	2

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2010, were as follows:

Amount
Class 529A	$8,909
Class 529B	995
Class 529C	6,743
Total Program Manager Fees	$16,647

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2010, the fee was $278,514, which equated to 0.0450% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $394,193.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each

47

Notes to Financial Statements (unaudited) – continued

underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2010, these costs for the fund amounted to $56,488 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2010 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $574 and is included in independent Trustees’ compensation for the six months ended October 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $9,960 at October 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the

48

Notes to Financial Statements (unaudited) – continued

Agreements. For the six months ended October 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,557 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,324, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,359,977	$8,180,618
Investments (non-U.S. Government securities)	$229,161,430	$141,103,129

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	28,749,077	$178,913,237	62,971,093	$385,360,827
Class B	538,088	3,337,341	1,121,324	6,870,333
Class C	8,373,432	52,056,989	23,249,229	142,154,032
Class I	5,750,530	35,734,606	11,859,560	72,565,661
Class R1	12,069	74,783	85,758	525,820
Class R2	288,437	1,796,678	434,751	2,671,025
Class R3	199,969	1,244,495	883,629	5,455,358
Class R4	7,133	44,531	110,909	684,784
Class 529A	939,507	5,855,239	1,760,592	10,869,177
Class 529B	47,512	294,290	128,540	788,498
Class 529C	654,202	4,070,264	1,374,380	8,486,827
	45,559,956	$283,422,453	103,979,765	$636,432,342

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,514,775	$9,437,457	3,250,466	$19,983,837
Class B	56,065	347,913	184,492	1,127,757
Class C	360,021	2,240,494	643,123	3,954,616
Class I	397,254	2,467,252	674,627	4,137,528
Class R1	2,423	15,036	5,839	35,754
Class R2	14,027	87,367	29,523	181,413
Class R3	17,139	106,645	11,941	73,933
Class R4	1,591	9,914	1,721	10,661
Class 529A	47,895	298,328	68,520	421,526
Class 529B	4,176	25,896	7,978	48,817
Class 529C	27,228	169,597	39,227	241,271
	2,442,594	$15,205,899	4,917,457	$30,217,113
Shares reacquired
Class A	(20,085,654)	$(125,108,044)	(43,056,462)	$(264,248,687)
Class B	(1,944,893)	(12,071,278)	(4,139,492)	(25,313,058)
Class C	(5,081,682)	(31,626,957)	(6,833,937)	(42,020,895)
Class I	(2,108,476)	(13,084,402)	(1,778,233)	(10,956,973)
Class R1	(28,486)	(176,338)	(82,064)	(505,315)
Class R2	(302,515)	(1,886,408)	(346,058)	(2,123,043)
Class R3	(38,272)	(237,405)	(68,127)	(415,551)
Class R4	(12,645)	(78,559)	(11,079)	(68,848)
Class 529A	(480,388)	(2,990,140)	(615,724)	(3,782,196)
Class 529B	(78,445)	(487,011)	(43,592)	(265,629)
Class 529C	(350,641)	(2,183,125)	(489,302)	(3,010,235)
	(30,512,097)	$(189,929,667)	(57,464,070)	$(352,710,430)
Net change
Class A	10,178,198	$63,242,650	23,165,097	$141,095,977
Class B	(1,350,740)	(8,386,024)	(2,833,676)	(17,314,968)
Class C	3,651,771	22,670,526	17,058,415	104,087,753
Class I	4,039,308	25,117,456	10,755,954	65,746,216
Class R1	(13,994)	(86,519)	9,533	56,259
Class R2	(51)	(2,363)	118,216	729,395
Class R3	178,836	1,113,735	827,443	5,113,740
Class R4	(3,921)	(24,114)	101,551	626,597
Class 529A	507,014	3,163,427	1,213,388	7,508,507
Class 529B	(26,757)	(166,825)	92,926	571,686
Class 529C	330,789	2,056,736	924,305	5,717,863
	17,490,453	$108,698,685	51,433,152	$313,939,025

50

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Lifetime Retirement Income Fund were the owners of record of approximately 9% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2010, the fund’s commitment fee and interest expense were $6,272 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,150,231	204,218,116	(172,785,041)	46,583,306

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,902	$46,583,306

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

52

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

53

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was below the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

54

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

55

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

56

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal Limited Maturity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/10

MTL-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	14.1%
Healthcare Revenue – Hospitals	12.6%
General Obligations – General Purpose	10.2%
Utilities – Investor Owned	6.7%
State & Local Agencies	6.7%

Composition including fixed income credit quality (a)(i)
AAA	16.5%
AA	40.0%
A	20.4%
BBB	17.1%
BB	0.3%
Other Fixed Income (NR)	2.0%
Cash & Other	3.7%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	4.6 yrs.

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2010 through October 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.68%	$1,000.00	$1,027.39	$3.47
	Hypothetical (h)	0.68%	$1,000.00	$1,021.78	$3.47
B	Actual	1.46%	$1,000.00	$1,023.42	$7.45
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
C	Actual	1.53%	$1,000.00	$1,024.26	$7.81
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
I	Actual (i)	0.54%	$1,000.00	$999.30	$0.93
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75

(h)	5% class return per year before expenses.
(i)	For the period of the class inception, August 30, 2010 through the stated period end.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.2%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.1%
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	$1,000,000	$1,103,257
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,278,601
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,610,160
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,107,390
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	1,000,000	1,000,370
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,004,780
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,655,745
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,647,585
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,075,130
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,396,218
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	775,830

		$15,655,066
General Obligations - General Purpose - 10.1%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,007,630
California Economic Recovery, “B”, 5%, 2023 (b)	1,500,000	1,670,985
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,107,525
Chandler, AZ, 5%, 2022	1,000,000	1,127,190
Cobb County, GA, Park & Recreation, 5%, 2013	500,000	547,615
Columbus, OH, 5.25%, 2011	705,000	710,640
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,140,250
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2022 (c)	2,500,000	2,922,475
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,906,600
Commonwealth of Massachusetts, “A”, FRN, 0.65%, 2013	3,000,000	3,005,160
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,297,240
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,205,300
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,324,390

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Fulton County, GA, “A”, 3%, 2017	$2,515,000	$2,659,789
Henry County, GA, 5%, 2014	1,080,000	1,232,388
Maryland, State & Local Facilities Loan, “C”, 4%, 2015	1,000,000	1,133,260
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,246,704
Miami-Dade County, FL, Double Barreled Aviation, 5%, 2014	500,000	560,015
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	4,000,000	4,501,840
New York, NY, “A”, 5.25%, 2012	265,000	280,685
New York, NY, “F”, 5%, 2013	4,000,000	4,443,520
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,318,691
State of California, 5%, 2011	2,250,000	2,274,075
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,578,825
State of Illinois, AGM, 5%, 2015	2,000,000	2,194,700
State of Illinois, AGM, 5%, 2016	2,750,000	3,027,640
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,558,185
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,605,977
State of Minnesota, “H”, 5%, 2016	3,000,000	3,586,500
State of Minnesota, “H”, 5%, 2017	2,600,000	3,129,334
State of Utah, “C”, 5%, 2015	3,000,000	3,513,750
State of Wisconsin, 5.125%, 2011	400,000	418,656
State of Wisconsin, “1”, NATL, 5%, 2017	500,000	556,650
Tarrant County, TX, 4%, 2017	1,215,000	1,364,202
Tarrant County, TX, 5%, 2018	2,770,000	3,299,236
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,594,055

		$75,051,677
General Obligations - Improvement - 3.9%
Arlington County, VA, “A”, 5%, 2016	$1,000,000	$1,196,850
Bergen County, NJ, “A”, 3.25%, 2013	2,475,000	2,654,066
Durham County, NC, 5%, 2019	1,000,000	1,202,850
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,483,840
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,511,360
New Orleans, LA, Certificate of Indebtedness, AGM, 5.5%, 2010	500,000	501,985
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	305,373
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,082,340
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,129,640
Seattle, WA, 5%, 2016	3,780,000	4,455,599
State of North Carolina, “A”, 5%, 2017	3,500,000	4,192,370
State of South Carolina, “A”, 5%, 2011	1,000,000	1,007,630
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,721,313

		$29,445,216

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - 6.6%
Arizona School Facilities, Board Rev., 5.5%, 2011 (c)	$1,000,000	$1,034,930
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	681,150
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,969,800
Byron Center, MI, Public Schools, MSQLF, 5%, 2011	600,000	612,018
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,014,740
Clark County, NV, School District, 5%, 2017	2,845,000	3,293,116
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,235,760
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,898,850
Dallas, TX, Independent School District, PSF, 5%, 2016	3,235,000	3,811,574
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	964,486
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,818,358
Fayette County, GA, School District, AGM, 4.15%, 2014	710,000	776,172
Fayette County, GA, School District, AGM, 4.35%, 2016	355,000	398,864
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,164,294
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,066,240
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,307,768
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	881,847
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	179,608
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	449,021
Killeen, TX, Independent School District, PSF, 5%, 2016	2,000,000	2,356,460
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,149,170
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,093,170
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	2,870,562
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	860,634
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,099,280
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,184,060
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,424,559
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	618,404
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,145,102
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,159,400
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,688,520
Tulsa County, OK, Independent School District No. 9 (Union Board of Education), 0.25%, 2012	2,500,000	2,482,475

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	$750,000	$680,985
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,192,680
Westerville, OH, City School District, NATL, 5.5%, 2012 (c)	300,000	308,979

		$48,873,036
Healthcare Revenue - Hospitals - 12.5%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,882,512
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, AGM, 5%, 2012	1,000,000	1,033,860
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,092,760
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.33%, 2038	2,500,000	2,504,625
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,100,410
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,116,540
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,576,369
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,293,040
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5%, 2017	2,000,000	2,071,400
California Statewide Communities Development Authority Rev. (Daughters of Charity), 5.25%, 2011	1,600,000	1,632,448
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,653,375
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,095,950
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	586,063
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,609,245
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,471,722
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,752,500
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,502,730

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	$500,000	$519,295
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,333,838
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	2,051,741
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	548,880
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	541,475
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,345,226
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,871,064
Indiana Finance Authority, Hospital Rev. (King’s Daughters Hospital), 5%, 2020	3,325,000	3,402,273
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,281,970
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	361,991
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	731,836
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,049,800
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,126,040
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (b)	1,500,000	1,500,900
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,144,480
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,242,080
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,454,370
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2042 (b)	500,000	523,375
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	531,830
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,117,250
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), NATL, 4.125%, 2046 (b)	1,000,000	1,019,640
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,108,120

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	$500,000	$543,990
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	506,700
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,113,320
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (b)	1,500,000	1,554,525
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	792,645
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	565,000	586,029
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,071,080
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,152,670
New York Dormitory Authority Rev., Non State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,117,080
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	667,802
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	663,555
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	553,300
Oklahoma Development Finance Authority Hospital Rev. (Unity Health Center), 5%, 2013	875,000	924,919
Orange County, FL, Health Facilities Authority Rev. (Nemours Foundation), “A”, 4%, 2017	500,000	541,080
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	889,914
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 3.5%, 2013	500,000	514,375
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2014	1,000,000	1,082,460
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2015	800,000	869,864
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	859,473
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,043,290
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital),, 5%, 2018	500,000	548,900

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	$500,000	$537,570
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,727,010
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,066,744
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	1,000,000	1,105,860
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	629,008
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	674,090
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,174,833
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,586,340

		$92,881,449
Healthcare Revenue - Long Term Care - 0.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 3%, 2012	$780,000	$792,792
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,091,050
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	528,840
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	538,215

		$2,950,897
Human Services - 0.5%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,812,555
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,652,865

		$3,465,420
Industrial Revenue - Chemicals - 0.4%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), “B-1”, 5.5%, 2033 (b)	$1,500,000	$1,564,980
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	1,000,000	1,131,590

		$2,696,570

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$145,136
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,833,353
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	436,112
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,021,160
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,063,460
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,000,000	1,008,200
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,093,440
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,024,670

		$7,625,531
Industrial Revenue - Other - 0.4%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (b)	$1,425,000	$1,481,174
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	384,949
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	610,000
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (b)	300,000	308,544

		$2,784,667
Industrial Revenue - Paper - 0.5%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,054,790
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	808,725
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,619,880

		$3,483,395
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,157,668
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), NATL, 6%, 2011	1,000,000	1,012,650

		$2,170,318

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 1.9%
Arkansas Development Finance Authority, Drivers License Rev. (Arkansas State Police - Wireless Information Network Project), AGM, 4%, 2014	$500,000	$501,130
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,000,000	988,180
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,556,745
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,575,765
Citizens Property Insurance Corp., FL, High Risk, “A-3”, FRN, 2.03%, 2013	5,000,000	4,954,000
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	1,000,000	1,023,020
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,394,020
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,146,390

		$14,139,250
Multi-Family Housing Revenue - 1.7%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,910,948
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,941,478
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,031,380
Missouri Housing Development Community Multi-Family Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,047,320
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “C”, 2.55%, 2012	2,000,000	2,000,340
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,022,560

		$12,954,026
Sales & Excise Tax Revenue - 1.2%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,000,000	$1,015,720
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,225,200
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,725,765
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	442,319
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	220,000	222,354

		$8,631,358
Single Family Housing - State - 3.1%
Alaska Housing Finance Corp. Mortgage Rev., “A”, 1.5%, 2014	$485,000	$484,234

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Alaska Housing Finance Corp. Mortgage Rev., “A”, 1.8%, 2015	$490,000	$489,569
Alaska Housing Finance Corp. Mortgage Rev., “A”, 1.9%, 2015	660,000	659,360
Alaska Housing Finance Corp. Mortgage Rev., “A”, 2.15%, 2016	595,000	592,822
Alaska Housing Finance Corp. Mortgage Rev., “A”, 2.25%, 2016	435,000	433,277
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.4%, 2014	185,000	184,743
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.5%, 2014	185,000	184,708
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.8%, 2015	390,000	389,657
Alaska Housing Finance Corp. Mortgage Rev., “B”, 1.9%, 2015	395,000	394,617
Alaska Housing Finance Corp. Mortgage Rev., “B”, 2.15%, 2016	395,000	393,554
Alaska Housing Finance Corp. Mortgage Rev., “B”, 2.25%, 2016	300,000	298,812
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	2,985,000	3,040,014
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	10,000	10,039
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	10,000	10,255
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	15,000	15,734
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,310,000	3,379,444
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,613,351
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	310,000	333,650
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,039,780
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.15%, 2013	730,000	733,066
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.2%, 2013	155,000	155,597
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	237,312
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	302,230
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,003,860
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,089,188
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,757,455
West Virginia Housing Development Fund, “B”, 2.45%, 2016	720,000	720,799

		$22,947,127
Solid Waste Revenue - 0.4%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$515,345

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - continued
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	$750,000	$778,193
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	400,000	413,084
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	307,977
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2012	400,000	423,424
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2013	400,000	430,988
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	401,284

		$3,270,295
State & Agency - Other - 1.2%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, AGM, 5.5%, 2011	$500,000	$518,510
New York Dormitory Authority Lease Rev. (Mental Health Service Facilities), “A”, 3.5%, 2013	3,375,000	3,602,171
New York Dormitory Authority Rev. (City University), NATL, 5.25%, 2011	1,270,000	1,310,615
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,725,625
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,071,690

		$9,228,611
State & Local Agencies - 6.7%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,018,589
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,108,270
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,774,885
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,312,560
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,076,120
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,087,390
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,181,080
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2013	5,120,000	5,989,427
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,135,513
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,201,034
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,122,950
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,123,325
Hampton, VA, Museum Rev., 5%, 2014	760,000	831,691

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	$205,000	$218,030
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,100,670
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,065,460
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	360,000	361,058
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,100,760
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	756,452
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2%, 2016	2,500,000	2,529,475
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,526,275
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,580,325
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,788,050
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,480,075
Virginia Public School Authority, 5%, 2013	1,000,000	1,102,980
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,198,340
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	88,996
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	228,631
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,415,102
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,149,308

		$49,652,821
Student Loan Revenue - 1.7%
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	$2,800,000	$3,135,804
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,102,740
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,300,320
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,595,985
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,273,300

		$12,408,149
Tax - Other - 1.1%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,790,130
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	886,479

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	$2,730,000	$2,912,774
New York City, NY, Transitional Finance Authority Rev., 5%, 2011	625,000	653,825
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,149,040
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2014	400,000	448,828
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	215,938
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	272,755

		$8,329,769
Tax Assessment - 0.1%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$573,848

Tobacco - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,542,475
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,690,140
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,980,000	3,725,001
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	90,000	90,609
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,082,090
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019	345,000	357,630

		$8,487,945
Toll Roads - 0.6%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,138,840
Pennsylvania Turnpike Commission Rev., “C”, FRN, 0.8%, 2011	500,000	500,980
Triborough, NY, Bridge & Tunnel Authority Rev., “A-1”, 4%, 2038 (b)	3,000,000	3,202,050

		$4,841,870
Transportation - Special Tax - 2.8%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,195,240
Du Page County, IL, Transportation Rev., AGM, 5.5%, 2011	1,000,000	1,008,150
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,650,800
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,495,900

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	$2,395,000	$2,696,722
New Jersey Transportation Trust Fund Authority, NATL, 5%, 2011 (c)	1,000,000	1,052,120
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,886,950
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,389,140
Texas Transportation Commission Rev., 5%, 2011	725,000	739,014

		$21,114,036
Universities - Colleges - 13.9%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,079,420
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 1.08%, 2015	1,895,000	1,899,719
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,563,697
California Municipal Finance Authority Rev (Biola University), 5%, 2018	550,000	592,631
Central Michigan University Rev., 5%, 2017	1,760,000	1,975,864
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,090,060
Cumberland County, PA, Municipal Authority Rev., AICUP Financing (Dickinson College), “Q1”, 2.75%, 2039 (b)	400,000	409,072
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,500,072
El Paso County, CO Rev. (Colorado College), 2%, 2013	1,030,000	1,057,202
El Paso County, CO Rev. (Colorado College), 5%, 2014	1,090,000	1,225,106
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	684,186
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,186,951
Harris County, TX, Cultural Educational Facilities Finance Corp. (Baylor College of Medicine), 4%, 2011	500,000	509,760
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “A”, 5%, 2014	600,000	656,454
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	525,975
Illinois Finance Authority Rev. (Art Institute of Chicago), “A”, 5%, 2015	500,000	568,105
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,072,310
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,029,240

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	$1,000,000	$1,085,910
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	600,455
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,168,530
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	590,117
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	900,702
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	772,304
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,681,659
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,060,008
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,291,333
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,822,308
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,825,790
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	120,000	132,910
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,651,261
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,778,196
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,905,000	2,109,826
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K-2”, 2.75%, 2038 (b)	1,000,000	1,023,170
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	404,948
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,037,420
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,033,290
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 4%, 2013	530,000	559,436
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,111,596
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,229,923

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2011	$760,000	$765,122
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2012	585,000	593,108
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2013	855,000	880,180
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2014	680,000	700,720
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,033,980
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,332,268
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,521,177
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,105,600
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,083,080
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	496,074
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,993,381
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5%, 2015	500,000	536,425
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,043,820
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,224,617
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,635,420
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, 5.25%, 2017	1,000,000	1,150,590
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	713,962
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,337,288
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 5%, 2012	300,000	321,354
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,048,700
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,034,580
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,150,800

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	$500,000	$555,400
Texas A&M University Rev., “A”, 5%, 2015	750,000	872,498
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,276,810
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,088,790
University of Arkansas Rev. (Fayetteville Campus), “A”, 3%, 2014	500,000	534,595
University of Delaware Rev., “A”, 2%, 2037 (b)	1,200,000	1,205,088
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,634,745
University of Michigan Rev., “A”, 4%, 2014	750,000	824,738
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,087,670
University of Texas Rev., “D”, 5%, 2017 (c)	850,000	1,009,222
University of Texas Rev., “D”, 5%, 2018	150,000	174,708
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,297,760
University of Texas, Permanent University Fund, “B”, 5%, 2020	500,000	598,615
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,127,790
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,205,518
Utah Board of Regents Rev. (University of Utah), “A”, 4%, 2014	200,000	219,364
Vincennes University, IN, Student Fee Rev., “J”, 3%, 2013	400,000	417,180
Vincennes University, IN, Student Fee Rev., “J”, 3%, 2014	475,000	497,525
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,595,615
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,121,610
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	830,000	912,187
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	540,000	593,471

		$104,050,061
Universities - Dormitories - 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,072,820
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	865,400
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,047,120

		$2,985,340
Universities - Secondary Schools - 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$145,000	$150,691

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 6.7%
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	$1,260,000	$1,282,995
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (b)	1,000,000	1,016,430
California Infrastructure & Economic Development Bank Rev. (Pacific Gas & Electric Co.), “E”, 2.25%, 2026 (b)	1,500,000	1,513,560
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	535,095
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,037,610
Connecticut Pollution Control Development Authority Rev. (Connecticut Light & Power Co.), “A”, 1.4%, 2031 (b)	2,000,000	2,000,160
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,223
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,038,400
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	999,290
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,472,816
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,091,060
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,400,000	1,393,868
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), “B”, 2.625%, 2033 (b)	750,000	752,970
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,085,200
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,104,630
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,006,980
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,030,300
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	442,684
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	325,000	357,913
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,237,290
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	239,560

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	$1,000,000	$1,019,070
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,019,050
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,096,930
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,074,400
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,086,670
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,000,000	1,031,760
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,660,230
New York Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,216,954
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), 5.25%, 2023 (b)	1,500,000	1,519,635
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,502,235
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,368,288
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,006,630
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,272,558
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,018,360
Titus County, TX, Fresh Water Supply District, (Southwestern Electric Power Co.), 4.5%, 2011	500,000	510,020
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,070,960

		$49,808,784
Utilities - Municipal Owned - 5.3%
California Department of Water Resources Power Supply Rev., “L”, 5%, 2018	$3,510,000	$4,114,176
California Department of Water Resources Power Supply Rev., “M”, 4%, 2019	3,000,000	3,263,370
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,354,046
Dalton, GA, Utilities Rev., AGM, 6%, 2012	500,000	531,975

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	$2,500,000	$2,575,650
Energy Northwest, WA, Electric Rev., “A”, 5%, 2014	845,000	963,249
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	305,082
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,133,960
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,625,865
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	519,490
Lakeland, FL, Energy System Rev., FRN, 1.03%, 2012	2,000,000	2,001,860
Lower Colorado River Authority, TX, Rev., “A”, ETM, NATL, 5%, 2011 (c)	30,000	30,748
Lower Colorado River Authority, TX, Rev., “N”, NATL, 5%, 2011	470,000	481,304
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	60,000	61,618
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,727,460
Municipal Electric Authority, GA, Vogtle Units 3&4, “J-B”, 5%, 2017	2,500,000	2,856,925
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,008,920
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,108,620
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	374,398
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	176,734
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,018,470
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,071,470
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2012	650,000	704,652
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,492,316
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	503,820
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,740,240
Southern California Public Power Authority (San Juan), “A”, AGM, 5.375%, 2012	595,000	627,606
Southern Minnesota Municipal Power Agency, Power Supply System Rev., “A”, 5%, 2015	375,000	426,934
Tacoma, WA, Electric Systems Rev., “A”, AGM, 5.5%, 2011	500,000	504,150
Vermont Public Power Supply Authority Rev. (Swanton Peaking), “A”, ASSD GTY, 3%, 2013	875,000	904,925
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.25%, 2014	200,000	206,684
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.75%, 2016	600,000	631,032

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.875%, 2017	$300,000	$315,693

		$39,363,442
Utilities - Other - 1.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$207,307
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,277,883
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	365,000	389,017
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,634,387
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	302,095
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,488,834
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	391,821
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,057,060
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,556,775

		$9,305,179
Water & Sewer Utility Revenue - 5.4%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$948,680
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,342,487
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,788,449
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,065,570
Gulf Breeze, FL, Local Government Rev., “J”, 2%, 2020 (b)	250,000	251,063
Gulf Breeze, FL, Local Government Rev., “J”, 2.6%, 2020 (b)	430,000	433,298
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	405,008
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,698,543
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,630,950
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	791,190
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,100,620
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,045,000
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,087,021
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,106,910
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,168,640
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,237,622
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,110,740

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	$540,000	$590,868
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,442,960
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,564,036
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,537,817
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,950,000
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	736,423
St. Mary’s, PA, Area Water Authority Rev., 2.75%, 2014	210,000	214,589
St. Mary’s, PA, Area Water Authority Rev., 3.125%, 2015	150,000	154,361
St. Mary’s, PA, Area Water Authority Rev., 3.625%, 2016	130,000	134,871
Truckee Meadows, NV, Water Authority, “A”, AGM, 5.5%, 2011	1,000,000	1,032,340
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	532,450
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,307,373
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,055,230

		$40,465,109
Total Municipal Bonds (Identified Cost, $685,200,439)		$709,790,953

Floating Rate Demand Notes - 1.0%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.18%, due 11/01/10	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.18%, due 11/01/10	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.18%, due 11/01/10	1,600,000	1,600,000
Total Floating Rate Demand Notes, at Cost and Value		$7,700,000

Money Market Funds (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	18,843,383	$18,843,383
Total Investments (Identified Cost, $711,743,822)		$736,334,336

Other Assets, Less Liabilities - 1.3%		9,561,084
Net Assets - 100.0%		$745,895,420

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

26

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

27

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $692,900,439)	$717,490,953
Underlying funds, at cost and value	18,843,383
Total investments, at value (identified cost, $711,743,822)	$736,334,336
Receivables for
Investments sold	100,000
Fund shares sold	8,941,972
Interest	8,315,585
Total assets	$753,691,893
Liabilities
Payables for
Distributions	$394,501
Investments purchased	4,060,333
Fund shares reacquired	3,203,667
Payable to affiliates
Investment adviser	32,652
Shareholder servicing costs	46,708
Distribution and service fees	26,562
Administrative services fee	1,129
Payable for independent Trustees’ compensation	5,558
Accrued expenses and other liabilities	25,363
Total liabilities	$7,796,473
Net assets	$745,895,420
Net assets consist of
Paid-in capital	$724,503,811
Unrealized appreciation (depreciation) on investments	24,590,514
Accumulated net realized gain (loss) on investments	(3,338,539)
Undistributed net investment income	139,634
Net assets	$745,895,420
Shares of beneficial interest outstanding	92,631,189

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$605,690,319	75,225,890	$8.05
Class B	4,783,247	594,765	8.04
Class C	135,321,940	16,798,120	8.06
Class I	99,914	12,414	8.05
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.26 [100 / 97.5 x $8.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

28

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$10,474,220
Dividends from underlying funds	28,884
Total investment income	$10,503,104
Expenses
Management fee	$1,352,602
Distribution and service fees	1,343,186
Shareholder servicing costs	197,639
Administrative services fee	51,075
Independent Trustees’ compensation	7,211
Custodian fee	54,105
Shareholder communications	16,238
Auditing fees	22,251
Legal fees	3,376
Miscellaneous	87,248
Total expenses	$3,134,931
Fees paid indirectly	(21)
Reduction of expenses by investment adviser and distributor	(275,612)
Net expenses	$2,859,298
Net investment income	$7,643,806
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$77,622
Change in unrealized appreciation (depreciation)
Investments	$9,801,867
Net realized and unrealized gain (loss) on investments	$9,879,489
Change in net assets from operations	$17,523,295

See Notes to Financial Statements

29

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/10 (unaudited)	Year ended 4/30/10
From operations
Net investment income	$7,643,806	$11,520,608
Net realized gain (loss) on investments	77,622	16,525
Net unrealized gain (loss) on investments	9,801,867	10,129,610
Change in net assets from operations	$17,523,295	$21,666,743
Distributions declared to shareholders
From net investment income	$(7,472,127)	$(11,234,300)
Change in net assets from fund share transactions	$135,392,153	$320,553,789
Total change in net assets	$145,443,321	$330,986,232
Net assets
At beginning of period	600,452,099	269,465,867
At end of period (including undistributed net investment income of $139,634 and accumulated distributions in excess of net investment income of $32,045, respectively)	$745,895,420	$600,452,099

See Notes to Financial Statements

30

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class A			2010	2009	2008	2007		2006

Net asset value, beginning of period	$7.93		$7.71	$7.67	$7.70	$7.66		$7.79
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.25	$0.27	$0.27	(z)	$0.24
Net realized and unrealized gain (loss) on investments	0.12		0.22	0.05	(0.02)	0.02	(z)	(0.13)
Total from investment operations	$0.22		$0.44	$0.30	$0.25	$0.29		$0.11
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.26)	$(0.28)	$(0.25)		$(0.24)
Net asset value, end of period	$8.05		$7.93	$7.71	$7.67	$7.70		$7.66
Total return (%) (r)(s)(t)	2.74	(n)	5.80	3.99	3.25	3.83		1.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.80	0.77	0.78	0.85		0.86
Expenses after expense reductions (f)	0.68	(a)	0.70	0.63	0.63	0.70		0.71
Net investment income	2.43	(a)	2.84	3.33	3.53	3.55	(z)	3.11
Portfolio turnover	4		8	15	30	9		13
Net assets at end of period (000 omitted)	$605,690		$482,962	$214,796	$124,161	$116,562		$149,936

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class B			2010	2009	2008	2007		2006

Net asset value, beginning of period	$7.92		$7.70	$7.66	$7.69	$7.65		$7.78
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.20	$0.21	$0.21	(z)	$0.18
Net realized and unrealized gain (loss) on investments	0.12		0.21	0.04	(0.02)	0.02	(z)	(0.13)
Total from investment operations	$0.19		$0.38	$0.24	$0.19	$0.23		$0.05
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)	$(0.20)	$(0.22)	$(0.19)		$(0.18)
Net asset value, end of period	$8.04		$7.92	$7.70	$7.66	$7.69		$7.65
Total return (%) (r)(s)(t)	2.34	(n)	5.03	3.22	2.46	3.06		0.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.54	1.52	1.53	1.61		1.61
Expenses after expense reductions (f)	1.46	(a)	1.46	1.37	1.38	1.46		1.46
Net investment income	1.68	(a)	2.19	2.63	2.79	2.79	(z)	2.36
Portfolio turnover	4		8	15	30	9		13
Net assets at end of period (000 omitted)	$4,783		$6,231	$10,486	$10,454	$15,393		$23,575

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class C			2010	2009	2008	2007		2006

Net asset value, beginning of period	$7.93		$7.71	$7.67	$7.71	$7.67		$7.80
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.19	$0.21	$0.21	(z)	$0.18
Net realized and unrealized gain (loss) on investments	0.13		0.21	0.04	(0.04)	0.01	(z)	(0.14)
Total from investment operations	$0.19		$0.37	$0.23	$0.17	$0.22		$0.04
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$(0.19)	$(0.21)	$(0.18)		$(0.17)
Net asset value, end of period	$8.06		$7.93	$7.71	$7.67	$7.71		$7.67
Total return (%) (r)(s)(t)	2.43	(n)	4.90	3.11	2.24	2.96		0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.57	1.62	1.63	1.70		1.71
Expenses after expense reductions (f)	1.53	(a)	1.55	1.48	1.48	1.55		1.56
Net investment income	1.58	(a)	1.98	2.46	2.68	2.70	(z)	2.26
Portfolio turnover	4		8	15	30	9		13
Net assets at end of period (000 omitted)	$135,322		$111,259	$44,185	$21,959	$24,634		$35,569

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/10 (i) (unaudited)
Class I

Net asset value, beginning of period	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments	(0.05	)(g)
Total from investment operations	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.03)
Net asset value, end of period	$8.05
Total return (%) (r)(s)	(0.07	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)
Expenses after expense reductions (f)	0.54	(a)
Net investment income	2.61	(a)
Portfolio turnover	4
Net assets at end of period (000 omitted)	$100

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, August 30, 2010 (Class I) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for the year ended April 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

34

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both

35

Notes to Financial Statements (unaudited) – continued

transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2

36

Notes to Financial Statements (unaudited) – continued

includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$709,790,953	$—	$709,790,953
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	18,843,383	—	—	18,843,383
Total Investments	$18,843,383	$717,490,953	$—	$736,334,336

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including

37

Notes to Financial Statements (unaudited) – continued

realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/10
Ordinary income (including any short-term capital gains)	$6,639
Tax-exempt income	11,227,661
Total distributions	$11,234,300

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10
Cost of investments	$711,138,391
Gross appreciation	25,691,365
Gross depreciation	(495,420)
Net unrealized appreciation (depreciation)	$25,195,945

As of 4/30/10
Undistributed tax-exempt income	1,108,447
Capital loss carryforwards	(3,882,268)
Other temporary differences	(1,140,492)
Net unrealized appreciation (depreciation)	15,254,754

38

Notes to Financial Statements (unaudited) – continued

As of April 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(159,222)
4/30/12	(277,860)
4/30/13	(789,744)
4/30/14	(625,131)
4/30/15	(746,953)
4/30/16	(432,394
4/30/17	(616,758)
4/30/18	(234,206)
$(3,882,268)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/10	Year ended 4/30/10
Class A	$6,454,953	$9,595,469
Class B	46,326	167,189
Class C	970,423	1,471,642
Class I (i)	425	—
Total	$7,472,127	$11,234,300

(i)	For the period from the class’ inception, August 30, 2010 (Class I) through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement

39

Notes to Financial Statements (unaudited) – continued

will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2011. For the six months ended October 31, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62,265 for the six months ended October 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$679,381
Class B	0.75%	0.25%	1.00%	0.93%	28,379
Class C	0.75%	0.25%	1.00%	1.00%	635,426
Total Distribution and Service Fees					$1,343,186

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2010 based on each class’ average daily net assets. 0.15% of the Class A service fee is being paid by the fund, and 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2010, this waiver amounted to $271,750 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2010, this waiver amounted to $2,090 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2011.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within

40

Notes to Financial Statements (unaudited) – continued

12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2010, were as follows:

Amount
Class A	$7,600
Class B	549
Class C	20,566

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2010, the fee was $83,100, which equated to 0.0246% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $114,539.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2010 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $169 and is included in independent Trustees’ compensation for the six months ended October 31, 2010. The

41

Notes to Financial Statements (unaudited) – continued

liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,509 at October 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,455 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,772, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $156,674,245 and $23,247,822, respectively.

42

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,427,301	$187,853,394	49,461,026	$388,693,778
Class B	18,022	144,011	77,594	609,407
Class C	4,163,464	33,330,581	9,820,551	77,185,019
Class I (i)	12,361	100,000	—	—
	27,621,148	$221,427,986	59,359,171	$466,488,204
Shares issued to shareholders in reinvestment of distributions
Class A	574,498	$4,608,132	904,064	$7,108,310
Class B	3,136	25,118	11,574	90,655
Class C	74,318	596,628	112,349	883,955
Class I (i)	53	425	—	—
	652,005	$5,230,303	1,027,987	$8,082,920
Shares reacquired
Class A	(9,712,640)	$(77,748,236)	(17,297,759)	$(135,996,097)
Class B	(213,493)	(1,710,652)	(664,012)	(5,180,504)
Class C	(1,470,054)	(11,807,248)	(1,632,438)	(12,840,734)
	(11,396,187)	$(91,266,136)	(19,594,209)	$(154,017,335)
Net change
Class A	14,289,159	$114,713,290	33,067,331	$259,805,991
Class B	(192,335)	(1,541,523)	(574,844)	(4,480,442)
Class C	2,767,728	22,119,961	8,300,462	65,228,240
Class I (i)	12,414	100,425	—	—
	16,876,966	$135,392,153	40,792,949	$320,553,789

(i)	For the period from the class’ inception, August 30, 2010, (Class I) through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is

43

Notes to Financial Statements (unaudited) – continued

allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2010, the fund’s commitment fee and interest expense were $3,013 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,569,665	125,325,108	(123,051,390)	18,843,383

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,884	$18,843,383

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

45

Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

46

Board Review of Investment Advisory Agreement – continued

In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2009, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2009 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group,

47

Board Review of Investment Advisory Agreement – continued

and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

48

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

49

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

50

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

10/31/10

RBF-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	31.4%
Mortgage-Backed Securities	22.7%
U.S. Treasury Securities	13.4%
High Yield Corporates	7.2%
U.S. Government Agencies	7.1%
Commercial Mortgage-Backed Securities	5.8%
Emerging Markets Bonds	2.8%
Collateralized Debt Obligations	2.6%
Municipal Bonds	1.9%
Asset-Backed Securities	1.9%
Non-U.S. Government Bonds	1.5%
Floating Rate Loans	0.2%

Composition including fixed income credit quality (a)(i)
AAA	29.1%
AA	4.9%
A	8.3%
BBB	24.2%
BB	7.4%
B	0.3%
CCC	0.5%
CC	0.1%
C (o)	0.0%
U.S. Agency (NR)	23.4%
Other Fixed Income (NR)	0.3%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	6.5 yrs.

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed-income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)

For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the

Portfolio Composition – continued

same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2010 through October 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.80%	$1,000.00	$1,052.71	$4.14
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
B	Actual	1.59%	$1,000.00	$1,049.53	$8.21
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
C	Actual	1.65%	$1,000.00	$1,048.26	$8.52
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39
I	Actual	0.65%	$1,000.00	$1,053.49	$3.36
	Hypothetical (h)	0.65%	$1,000.00	$1,021.93	$3.31
W	Actual	0.75%	$1,000.00	$1,052.96	$3.88
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
R1	Actual	1.65%	$1,000.00	$1,049.24	$8.52
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39
R2	Actual	1.15%	$1,000.00	$1,050.91	$5.94
	Hypothetical (h)	1.15%	$1,000.00	$1,019.41	$5.85
R3	Actual	0.90%	$1,000.00	$1,053.21	$4.66
	Hypothetical (h)	0.90%	$1,000.00	$1,020.67	$4.58
R4	Actual	0.65%	$1,000.00	$1,053.49	$3.36
	Hypothetical (h)	0.65%	$1,000.00	$1,021.93	$3.31
529A	Actual	0.90%	$1,000.00	$1,053.27	$4.66
	Hypothetical (h)	0.90%	$1,000.00	$1,020.67	$4.58
529B	Actual	1.75%	$1,000.00	$1,048.72	$9.04
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89
529C	Actual	1.75%	$1,000.00	$1,047.74	$9.03
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.4%

Issuer	Shares/Par	Value ($)
Aerospace - 0.3%
Bombardier, Inc., 7.75%, 2020 (n)	$6,000,000	$6,660,000

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2019	$1,650,000	$1,831,500

Asset-Backed & Securitized - 10.4%
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019 (z)	$10,335,462	$7,751,597
Anthracite Ltd., CDO III, 6.077%, 2039 (z)	5,000,000	500,000
Anthracite Ltd., CDO, FRN, 1.106%, 2037 (z)	2,405,000	1,875,900
ARCap REIT, Inc., CDO, 6.076%, 2045 (z)	4,149,000	518,625
ARCap REIT, Inc., CDO, “G”, 6.076%, 2045 (z)	2,354,000	247,170
ARCap REIT, Inc., CDO, “H”, 6.075%, 2045 (z)	1,218,795	76,175
Bayview Commercial Asset Trust, FRN, 0.566%, 2035 (z)	763,411	551,466
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	25,629,578	1,127,627
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	18,668,423	931,782
Bayview Commercial Asset Trust, FRN, 0.526%, 2036 (z)	595,884	464,268
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	19,399,598	1,104,947
Bayview Commercial Asset Trust, FRN, 3.213%, 2036 (i)(z)	32,648,881	2,534,213
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	16,066,968	1,227,229
Bayview Commercial Asset Trust, FRN, 2.454%, 2037 (i)(z)	36,028,908	3,101,091
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2036 (i)(z)	12,867,197	652,973
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	611,784	614,342
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,291,790
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,267,048	3,262,399
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.855%, 2040 (z)	3,774,489	1,687,197
Brascan Real Estate, CDO, FRN, 1.889%, 2040 (z)	418,000	146,300
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,552,149	8,552,149
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	7,074,200	6,455,208
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	2,883,384	2,932,920
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	13,737,015	14,329,127
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.222%, 2044	400,000	409,893
Commercial Mortgage Asset Trust, FRN, 0.841%, 2032 (i)(z)	2,968,525	61,255

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, FRN, 0.446%, 2017 (n)	$1,500,000	$1,403,726
Compagnie de Financement Foncier, 2.125%, 2013 (n)	5,800,000	5,922,595
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,031,686	778,903
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	2,810,586
Credit Suisse Commercial Mortgage Trust 2007-C5, 5.694%, 2040	412,609	438,568
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	7,928,826
Credit-Based Asset Servicing & Securitization LLC, 5.476%, 2037	1,920,000	908,753
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,641,433	1,616,708
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	2,300,000	1,293,327
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016 (z)	4,626,591	4,395,262
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	5,351,320
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018 (z)	7,691,395	6,306,944
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,361,075	2,243,022
Crest Ltd., “B”, CDO, FRN, 1.638%, 2035 (z)	6,377,000	5,962,495
CWCapital LLC, 5.223%, 2048	6,335,000	6,616,002
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,028,249	1,036,053
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	999,783
E*TRADE RV & Marine Trust, 3.62%, 2018	190,877	191,293
Falcon Franchise Loan LLC, FRN, 3.363%, 2023 (i)(z)	284,963	12,766
Falcon Franchise Loan LLC, FRN, 3.256%, 2025 (i)(z)	6,531,140	517,919
First Union National Bank Commercial Mortgage Trust, FRN, 0.83%, 2043 (i)(n)	17,626,365	59,424
First Union-Lehman Brothers Bank of America, FRN, 0.428%, 2035 (i)	6,640,083	119,154
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	11,710,312	11,728,617
GE Capital Commercial Mortgage Corp., 6.269%, 2035	1,990,803	2,097,192
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,933,571	1,630,106
Gramercy Real Estate Ltd., CDO, FRN, 0.608%, 2035 (z)	1,154,637	865,978
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	5,998,000	6,129,381
IMPAC CMB Trust, FRN, 0.996%, 2034	233,378	208,813
IMPAC CMB Trust, FRN, 1.176%, 2034	116,689	76,461
IMPAC Secured Assets Corp., FRN, 0.606%, 2036	1,041,273	878,471
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,337,446
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	20,397,722	21,355,387
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.38%, 2042 (n)	4,180,000	1,700,894
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	15,661,513	16,717,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	$16,745,745	$17,853,161
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,923,107
KKR Financial CLO Ltd., “C”, FRN, 1.826%, 2021 (n)	7,023,814	5,548,813
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.36%, 2035 (i)	2,485,084	137,468
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	5,024,000	4,961,200
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037	2,516,020	771,545
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.826%, 2050	8,250,000	8,838,999
Merrill Lynch Mortgage Trust, FRN, “B”, 5.826%, 2050	8,120,000	2,630,393
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	6,810,000	7,078,806
Morgan Stanley Capital I, Inc., FRN, 1.217%, 2031 (i)(z)	1,290,642	30,766
Nationslink Funding Corp., FRN, 1.204%, 2030 (i)	905,988	25,159
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	527,092
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,376,496	864,499
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	351,494	351,824
Preferred Term Securities XIX Ltd., CDO, FRN, 0.642%, 2035 (z)	7,668,612	4,371,109
Prudential Securities Secured Financing Corp., FRN, 6.885%, 2013 (z)	1,905,000	2,079,249
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,852,000	5,004,780
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,795,000	3,242,734
Salomon Brothers Mortgage Securities, Inc., FRN, 6.724%, 2032 (z)	3,262,500	3,462,675
Structured Asset Securities Corp., FRN, 4.67%, 2035	799,284	793,499
Structured Asset Securities Corp., FRN, 0.496%, 2035	232,570	225,042
Thornburg Mortgage Securities Trust, FRN, 0.936%, 2043	39,504	36,783
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,946,108
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051	12,941,938	13,588,905

		$271,340,895
Automotive - 0.1%
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	$1,925,000	$1,959,425

Broadcasting - 0.8%
CBS Corp., 5.75%, 2020	$8,330,000	$9,232,372
Inmarsat Finance PLC, 7.375%, 2017 (n)	5,705,000	6,104,350
NBC Universal, Inc., 5.95%, 2041 (n)	4,715,000	4,815,274
News America, Inc., 8.5%, 2025	120,000	149,957

		$20,301,953
Brokerage & Asset Managers - 0.4%
INVESCO PLC, 5.625%, 2012	$4,255,000	$4,482,115
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	6,026,821

		$10,508,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.1%
CRH America, Inc., 6.95%, 2012	$1,250,000	$1,329,630
Cable TV - 2.4%
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$4,060
Comcast Corp., 5.45%, 2010	300,000	300,499
Cox Communications, Inc., 4.625%, 2013	600,000	648,214
Cox Communications, Inc., 9.375%, 2019 (z)	10,194,000	13,820,556
CSC Holdings LLC, 8.5%, 2014	5,500,000	6,132,500
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,869,280
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	6,755,486
Myriad International Holdings B.V., 6.375%, 2017 (n)	7,171,000	7,540,307
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,881,144
Time Warner Cable, Inc., 5%, 2020	10,340,000	11,220,110
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,464,613

		$63,636,769
Chemicals - 0.9%
Ashland, Inc., 9.125%, 2017	$4,820,000	$5,555,050
Dow Chemical Co., 8.55%, 2019	9,150,000	11,751,684
Nalco Co., 8.25%, 2017	5,500,000	6,125,625

		$23,432,359
Conglomerates - 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$545,265

Consumer Products - 0.6%
Hasbro, Inc., 6.35%, 2040	$5,690,000	$5,727,309
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	6,036,811
Newell Rubbermaid, Inc., 4.7%, 2020	4,915,000	5,109,432

		$16,873,552
Consumer Services - 0.4%
Western Union Co., 5.4%, 2011	$9,060,000	$9,485,467

Containers - 0.5%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,120,350
Owens-Illinois, Inc., 7.375%, 2016	5,710,000	6,223,900

		$12,344,250
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,666,982
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	3,154,671

		$10,821,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$6,222,503

Emerging Market Quasi-Sovereign - 1.3%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (z)	$2,811,000	$2,785,870
Dubai Electricity & Water Authority, 6.375%, 2016 (z)	4,055,000	4,016,745
Dubai Electricity & Water Authority, 7.375%, 2020 (z)	2,796,000	2,749,791
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	6,384,000	6,681,731
Qtel International Finance Ltd., 3.375%, 2016 (z)	276,000	275,009
Qtel International Finance Ltd., 7.875%, 2019	3,259,000	4,003,776
Qtel International Finance Ltd., 7.875%, 2019 (n)	892,000	1,095,848
Qtel International Finance Ltd., 4.75%, 2021 (z)	4,276,000	4,233,206
SCF Capital Ltd., 5.375%, 2017 (z)	1,692,000	1,659,833
VEB Finance Ltd., 6.902%, 2020 (n)	6,036,000	6,452,484

		$33,954,293
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 5.95%, 2016	$5,730,000	$6,266,615
Anadarko Petroleum Corp., 6.375%, 2017	1,604,000	1,781,903
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	4,652,919
Apache Corp., 7.375%, 2047	37,000	46,356
Newfield Exploration Co., 6.625%, 2016	3,900,000	4,056,000
Newfield Exploration Co., 7.125%, 2018	2,350,000	2,514,500
Pioneer Natural Resources Co., 6.65%, 2017	4,730,000	5,106,886
Southwestern Energy Co., 7.5%, 2018	7,599,000	8,738,850

		$33,164,029
Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$3,096,000	$3,206,917
Petro-Canada, 6.05%, 2018	7,280,000	8,582,210

		$11,789,127
Financial Institutions - 0.9%
CIT Group, Inc., 10.25%, 2017	$5,490,000	$5,661,563
General Electric Capital Corp., 5.5%, 2020	9,060,000	9,972,378
Household Finance Corp., 7%, 2012	170,000	183,639
HSBC Finance Corp., 6.75%, 2011	20,000	20,620
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,476,800
Kazakhstan Temir Zholy Finance B.V., 6.375%, 2020 (n)	273,000	285,285

		$22,600,285
Food & Beverages - 1.4%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$9,724,000	$12,574,649
Del Monte Foods Co., 7.5%, 2019	475,000	521,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Kraft Foods, Inc., 6.5%, 2040	$6,000,000	$6,876,960
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	10,237,876
Tyson Foods, Inc., 7.35%, 2016	5,810,000	6,463,625

		$36,674,423
Forest & Paper Products - 0.3%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$5,825,000	$6,261,875
Georgia-Pacific Corp., 5.4%, 2020 (z)	780,000	787,800

		$7,049,675
Gaming & Lodging - 0.4%
Wyndham Worldwide Corp., 6%, 2016	$7,828,000	$8,359,365
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,338,337

		$11,697,702
Insurance - 1.7%
Aflac, Inc., 6.45%, 2040	$7,967,000	$8,121,464
ING Groep N.V., 5.775% to 2015, FRN to 2049	6,333,000	5,842,193
MetLife, Inc., 5.375%, 2012	300,000	324,698
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	7,167,041
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,865,293
Prudential Financial, Inc., 5.375%, 2020	2,950,000	3,207,833
Unum Group, 7.125%, 2016	2,220,000	2,562,546
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,909,085

		$43,000,153
Insurance - Health - 0.6%
Humana, Inc., 7.2%, 2018	$6,010,000	$6,984,461
Unitedhealth Group, Inc., 4.875%, 2013	9,117,000	9,801,532

		$16,785,993
Insurance - Property & Casualty - 1.9%
Aon Corp., 5%, 2020	$7,490,000	$7,711,756
AXIS Capital Holdings Ltd., 5.75%, 2014	8,925,000	9,540,932
CNA Financial Corp., 5.875%, 2020	6,990,000	7,150,630
PartnerRe Ltd., 5.5%, 2020	8,258,000	8,617,405
XL Group PLC, 6.5% to 2017, FRN to 2049	7,039,000	6,299,905
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,308,800
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	432,000	411,847
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,238,575

		$48,279,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 1.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,730,000	$5,069,240
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,895,494
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,442,906
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,239,606
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,697,642
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,543,621

		$38,888,509
Machinery & Tools - 0.3%
Case New Holland, Inc., 7.875%, 2017 (n)	$6,095,000	$6,811,163

Major Banks - 5.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,060,000	$1,457,450
Bank of America Corp., 5.65%, 2018	16,095,000	16,939,730
Bank of America Corp., 8% to 2018, FRN to 2049	3,357,000	3,387,784
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	6,548,750
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	10,235,796
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	2,833,000	2,871,954
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,027,503
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,749,449
Goldman Sachs Group, Inc., 5.375%, 2020	5,588,000	5,912,518
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,714,390
JPMorgan Chase & Co., 6%, 2017	5,000,000	5,690,300
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,815,939
JPMorgan Chase Capital XXII, 6.45%, 2087	4,668,000	4,498,033
JPMorgan Chase Capital XXVII, 7%, 2039	1,211,000	1,225,021
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,292,157
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,138,944
Morgan Stanley, 5.75%, 2016	7,752,000	8,468,122
Morgan Stanley, 6.625%, 2018	10,150,000	11,400,795
Morgan Stanley, 5.5%, 2020	4,790,000	4,984,943
PNC Funding Corp., 5.625%, 2017	12,270,000	13,447,822
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,114,906
Wachovia Corp., 6.605%, 2025	2,393,000	2,584,883
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	4,170,000	4,378,500
Wells Fargo Bank NA, 6.45%, 2011	200,000	202,858

		$139,088,547
Medical & Health Technology & Services - 0.4%
HCA, Inc., 7.875%, 2020	$6,430,000	$7,121,225
Hospira, Inc., 6.05%, 2017	3,920,000	4,536,447

		$11,657,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$3,792,000	$4,062,180
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,138,000	9,206,113
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	9,940,000	9,756,468
International Steel Group, Inc., 6.5%, 2014	8,404,000	9,347,231
Peabody Energy Corp., 5.875%, 2016	5,520,000	5,595,900
Southern Copper Corp., 6.75%, 2040	6,277,000	6,744,040
Teck Resources Ltd., 10.25%, 2016	7,436,000	9,183,460
Teck Resources Ltd., 10.75%, 2019	3,461,000	4,421,428
Vale Overseas Ltd., 6.875%, 2039	4,670,000	5,358,437

		$63,675,257
Mortgage-Backed - 22.7%
Fannie Mae, 6.022%, 2010	$9,400,000	$9,399,992
Fannie Mae, 4.506%, 2011	1,415,279	1,426,128
Fannie Mae, 4.55%, 2011	2,247,487	2,277,753
Fannie Mae, 4.86%, 2012-2014	3,534,973	3,786,964
Fannie Mae, 5.12%, 2012	1,844,096	1,927,363
Fannie Mae, 4.518%, 2013	1,056,876	1,119,894
Fannie Mae, 4.542%, 2013	2,265,374	2,411,937
Fannie Mae, 4.845%, 2013	2,539,613	2,730,362
Fannie Mae, 5.37%, 2013	1,106,603	1,168,437
Fannie Mae, 4.609%, 2014	1,459,759	1,587,777
Fannie Mae, 4.62%, 2014-2015	4,326,903	4,782,061
Fannie Mae, 4.77%, 2014	1,763,286	1,937,586
Fannie Mae, 4.841%, 2014	3,994,846	4,371,460
Fannie Mae, 5.05%, 2014	1,207,486	1,339,105
Fannie Mae, 5.412%, 2014	2,523,542	2,788,872
Fannie Mae, 4.53%, 2015	1,180,031	1,296,361
Fannie Mae, 4.56%, 2015	22,866	25,124
Fannie Mae, 4.6%, 2015	1,888,825	2,081,379
Fannie Mae, 4.665%, 2015	1,194,238	1,317,288
Fannie Mae, 4.7%, 2015	28,565	31,614
Fannie Mae, 4.78%, 2015	2,599,090	2,886,520
Fannie Mae, 4.815%, 2015	1,854,578	2,060,535
Fannie Mae, 4.85%, 2015	1,438,384	1,595,401
Fannie Mae, 4.87%, 2015	1,211,284	1,345,572
Fannie Mae, 4.89%, 2015	376,732	420,942
Fannie Mae, 4.921%, 2015	4,677,297	5,208,661
Fannie Mae, 4.94%, 2015	2,616,000	2,849,099
Fannie Mae, 5%, 2016-2040	58,936,648	62,894,502
Fannie Mae, 5.09%, 2016	2,826,240	3,186,101
Fannie Mae, 5.395%, 2016	2,424,188	2,745,016
Fannie Mae, 5.424%, 2016	5,309,987	6,011,364

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 2016-2039	$87,240,418	$94,008,614
Fannie Mae, 5.725%, 2016	2,165,135	2,403,520
Fannie Mae, 5.93%, 2016	1,274,342	1,450,024
Fannie Mae, 4.989%, 2017	4,518,653	4,999,902
Fannie Mae, 5.28%, 2017	2,688,600	3,040,614
Fannie Mae, 5.54%, 2017	1,493,619	1,693,898
Fannie Mae, 4.88%, 2020	807,768	902,765
Fannie Mae, 5.19%, 2020	2,854,504	3,148,461
Fannie Mae, 5.35%, 2023	2,015,347	2,230,218
Fannie Mae, 4%, 2024	14,800,001	15,513,208
Fannie Mae, 4.5%, 2025	4,229,307	4,479,966
Fannie Mae, 6%, 2029-2038	45,058,912	49,110,119
Fannie Mae, 6.5%, 2031-2033	715,719	808,786
Fannie Mae, 6%, 2037	1,284,896	1,397,238
Freddie Mac, 5%, 2017-2040	36,128,609	38,432,639
Freddie Mac, 5.5%, 2017-2038	38,574,935	41,674,136
Freddie Mac, 4.251%, 2020	4,741,000	5,085,765
Freddie Mac, 4%, 2025-2040	39,684,894	41,628,298
Freddie Mac, 4.5%, 2025-2028	10,649,087	11,192,172
Freddie Mac, 6%, 2033-2038	14,218,598	15,602,866
Ginnie Mae, 4%, 2032-2040	22,067,659	22,965,721
Ginnie Mae, 6%, 2034-2038	13,019,563	14,387,100
Ginnie Mae, 5.5%, 2038-2039	19,430,994	21,067,240
Ginnie Mae, 4.5%, 2039-2040	49,532,581	52,910,365

		$589,144,805
Municipals - 1.9%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$17,995,000	$20,996,206
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	7,970,000	9,156,255
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	15,335,000	19,263,827

		$49,416,288
Natural Gas - Pipeline - 1.1%
CenterPoint Energy, Inc., 7.875%, 2013	$11,585,000	$13,341,274
El Paso Pipeline Partners LP, 6.5%, 2020	2,700,000	2,945,025
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,967,252
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	112,324
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,472,103

		$28,837,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 2.0%
CenturyLink, Inc., 7.6%, 2039	$7,550,000	$7,551,593
Frontier Communications Corp., 8.5%, 2020	3,655,000	4,221,525
Telecom Italia Capital, 7.175%, 2019	8,691,000	10,479,364
Telefonica Emisiones S.A.U., 2.582%, 2013	4,828,000	4,954,368
Telemar Norte Leste S.A., 5.5%, 2020 (z)	2,892,000	2,910,075
Verizon New York, Inc., 6.875%, 2012	14,320,000	15,445,509
Windstream Corp., 8.625%, 2016	6,080,000	6,460,000

		$52,022,434
Oil Services - 0.7%
Nabor Industries, Inc., 5%, 2020 (n)	$10,440,000	$10,651,326
Pride International, Inc., 6.875%, 2020	7,680,000	8,697,600

		$19,348,926
Oils - 0.2%
LUKOIL International Finance B.V., 6.125%, 2020 (z)	$4,519,000	$4,477,470

Other Banks & Diversified Financials - 2.5%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (z)	$7,100,000	$7,140,818
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,422,134
Capital One Financial Corp., 8.8%, 2019	4,260,000	5,403,414
Citigroup, Inc., 6.125%, 2018	11,130,000	12,411,286
Citigroup, Inc., 8.5%, 2019	8,594,000	10,791,288
Discover Bank, 7%, 2020	4,210,000	4,646,535
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	6,183,905
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	1,129,745
UBS AG, 4.875%, 2020	2,220,000	2,380,157
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	6,456,864

		$63,966,146
Pharmaceuticals - 0.1%
Celgene Corp., 2.45%, 2015	$3,688,000	$3,706,812

Pollution Control - 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,638,075

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,372,911

Real Estate - 1.9%
HRPT Properties Trust, REIT, 6.25%, 2016	$9,514,000	$10,097,903
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	3,082,113
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,511,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Liberty Property LP, REIT, 5.5%, 2016	$8,890,000	$9,934,664
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,132,774
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,492,623
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	799,741
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,185,022

		$49,236,069
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,093,000	$7,346,532

Retailers - 0.4%
Wesfarmers Ltd., 6.998%, 2013 (n)	$9,110,000	$10,198,062

Specialty Stores - 0.7%
Advance Auto Parts, Inc., 5.75%, 2020	$9,047,000	$9,942,318
Best Buy Co., Inc., 6.75%, 2013	6,570,000	7,355,949

		$17,298,267
Supermarkets - 0.3%
Delhaize Group, 5.7%, 2040 (z)	$7,368,000	$7,212,498

Telecommunications - Wireless - 0.4%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$7,264,000	$8,079,014
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,545,288
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	136,000	153,850

		$11,778,152
Tobacco - 1.3%
Altria Group, Inc., 9.25%, 2019	$2,660,000	$3,652,111
Altria Group, Inc., 9.95%, 2038	4,610,000	6,641,184
Lorillard Tobacco Co., 8.125%, 2019	6,250,000	7,221,206
Lorillard Tobacco Co., 6.875%, 2020	4,760,000	5,107,994
Reynolds American, Inc., 7.25%, 2012	125,000	134,870
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,372,075

		$34,129,440
Transportation - Services - 0.6%
Erac USA Finance Co., 5.25%, 2020 (n)	$8,800,000	$9,404,613
Erac USA Finance Co., 7%, 2037 (n)	5,370,000	5,944,665

		$15,349,278

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 7.1%
Bank of America Corp., FRN, 0.67%, 2012 (m)	$11,928,000	$12,007,870
Citigroup, Inc., FRN, 0.618%, 2012 (m)	30,444,000	30,616,222
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,273,443
General Electric Capital Corp., FRN, 0.235%, 2012 (m)	15,378,000	15,376,047
Goldman Sachs Group, Inc., FRN, 0.492%, 2012 (m)	5,866,000	5,886,068
JPMorgan Chase & Co., FRN, 0.539%, 2012 (m)	30,444,000	30,639,390
Morgan Stanley, FRN, 0.641%, 2012 (m)	31,178,000	31,385,178
PNC Funding Corp., FRN, 0.49%, 2012 (m)	15,003,000	15,043,118
Small Business Administration, 5.94%, 2016	444,640	479,540
Small Business Administration, 5.37%, 2016	434,445	466,466
Small Business Administration, 6.35%, 2021	21,394	23,516
Small Business Administration, 6.34%, 2021	34,765	38,101
Small Business Administration, 6.44%, 2021	33,810	37,151
Small Business Administration, 5.34%, 2021	185,889	201,280
Small Business Administration, 6.07%, 2022	127,310	142,765
Small Business Administration, 4.35%, 2023	1,043,092	1,119,792
Small Business Administration, 4.98%, 2023	1,604,546	1,729,694
Small Business Administration, 4.89%, 2023	1,438,136	1,572,685
Small Business Administration, 4.93%, 2024	1,820,622	1,976,786
Small Business Administration, 4.34%, 2024	1,632,288	1,747,888
Small Business Administration, 5.18%, 2024	1,640,114	1,786,693
Small Business Administration, 5.52%, 2024	2,139,436	2,341,016
Small Business Administration, 5.19%, 2024	2,167,953	2,373,657
Small Business Administration, 4.86%, 2024	1,389,367	1,510,758
Small Business Administration, 4.57%, 2025	2,302,555	2,491,881
Small Business Administration, 4.76%, 2025	6,858,729	7,467,642
Small Business Administration, 5.39%, 2025	752,265	832,631
Small Business Administration, 5.35%, 2026	4,124,182	4,574,158
Wells Fargo & Co., FRN, 0.512%, 2012 (m)	7,795,000	7,823,990

		$183,965,426
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$6,023,959
U.S. Treasury Bonds, 6%, 2026	840,000	1,108,538
U.S. Treasury Bonds, 5.25%, 2029	6,210,000	7,605,312
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,890,800
U.S. Treasury Bonds, 5%, 2037	9,893,000	11,678,380
U.S. Treasury Bonds, 4.5%, 2039	44,008,500	47,859,244
U.S. Treasury Notes, 1.25%, 2010	5,957,000	5,961,885
U.S. Treasury Notes, 5.125%, 2011	67,754,000	69,958,647
U.S. Treasury Notes, 1.375%, 2012	90,555,700	91,857,438
U.S. Treasury Notes, 3.125%, 2013	56,625,000	60,955,907

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.875%, 2014	$542,000	$564,400
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,625,665
U.S. Treasury Notes, 3.75%, 2018	7,256,000	8,092,704
U.S. Treasury Notes, TIPS, 2%, 2014	5,149,021	5,571,400
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,433,057	5,883,832
U.S. Treasury Notes, TIPS, 2%, 2016	9,624,388	10,717,660

		$344,355,771
Utilities - Electric Power - 1.7%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,688,166
Duke Energy Corp., 5.65%, 2013	7,610,000	8,489,503
EDP Finance B.V., 6%, 2018 (n)	6,760,000	7,014,703
Enel Finance International S.A., 6%, 2039 (n)	5,168,000	5,314,053
Entergy Corp., 5.125%, 2020	7,150,000	7,238,510
NiSource Finance Corp., 7.875%, 2010	6,503,000	6,516,110
System Energy Resources, Inc., 5.129%, 2014 (z)	414,695	431,180
TECO Energy, Inc., 5.15%, 2020	3,960,000	4,298,481

		$42,990,706
Total Bonds (Identified Cost, $2,441,281,550)		$2,531,202,881

Floating Rate Loans (g)(r) - 0.2%
Automotive - 0.2%
Ford Motor Co., Term Loan B, 3.03%, 2013 (Identified Cost, $3,869,411)	$4,137,314	$4,094,195

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	59,873,775	$59,873,775
Total Investments (Identified Cost, $2,505,024,736)		$2,595,170,851

Other Assets, Less Liabilities - 0.1%		2,822,847
Net Assets - 100.0%		$2,597,993,698

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $275,800,917, representing 10.62% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.076%, 2045	12/07/06	$4,235,570	$518,625
ARCap REIT, Inc., CDO, “G”, 6.076%, 2045	9/21/04	2,227,898	247,170
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019	1/15/10-3/04/10	7,407,187	7,751,597
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06	4,998,346	500,000
Anthracite Ltd., CDO, FRN, 1.106%, 2037	2/24/10	1,869,313	1,875,900
ARCap REIT, Inc., CDO, “H”, 6.075%, 2045	3/11/05-12/30/08	1,094,237	76,175
Banco Santander U.S. Debt S.A.U., 3.781%, 2015	9/27/10	7,100,000	7,140,818
Bayview Commercial Asset Trust, FRN, 0.566%, 2035	6/09/05	763,411	551,466
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	2,015,724	1,127,627
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	1,679,603	931,782
Bayview Commercial Asset Trust, FRN, 0.526%, 2036	2/23/06	595,884	464,268
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06-5/29/09	1,479,367	1,104,947
Bayview Commercial Asset Trust, FRN, 3.213%, 2036	9/11/06	4,364,068	2,534,213
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	2,162,209	1,227,229
Bayview Commercial Asset Trust, FRN, 2.454%, 2037	1/26/07-5/29/09	3,897,824	3,101,091
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2036	3/29/06	1,277,279	652,973
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.855%, 2040	3/01/06	3,774,489	1,687,197

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Brascan Real Estate, CDO, FRN, 1.889%, 2040	9/14/04	$418,000	$146,300
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06-3/04/10	8,257,546	8,552,149
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,456,556	6,455,208
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	2,911,584	2,932,920
Commercial Mortgage Asset Trust, FRN, 0.841%, 2032	8/25/03	65,209	61,255
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	10/28/10	2,761,498	2,785,870
Cox Communications, Inc., 9.375%, 2019	1/07/10-1/15/10	12,950,025	13,820,556
Crest G-Star, 2001-1A, “A”, CDO, 0.769%, 2016	7/21/10	4,504,471	4,395,262
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,940,405	5,351,320
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018	1/21/10-3/04/10	5,841,033	6,306,944
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,914,035	2,243,022
Crest Ltd., “B”, CDO, FRN, 1.638%, 2035	1/12/10-3/01/10	5,307,036	5,962,495
Delhaize Group, 5.7%, 2040	8/02/07-5/29/09	5,880,419	7,212,498
Dubai Electricity & Water Authority, 6.375%, 2016	10/14/10-10/15/10	4,048,851	4,016,745
Dubai Electricity & Water Authority, 7.375%, 2020	10/14/10	2,796,000	2,749,791
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,813,876	3,895,494
Falcon Franchise Loan LLC, FRN, 3.363%, 2023	1/18/02	12,763	12,766
Falcon Franchise Loan LLC, FRN, 3.256%, 2025	1/29/03	614,463	517,919
Georgia-Pacific Corp., 5.4%, 2020	10/27/10	775,421	787,800
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	9,870,494	9,756,468
Gramercy Real Estate Ltd., CDO, FRN, 0.608%, 2035	6/21/05-1/18/07	1,154,659	865,978
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	5,996,392	6,129,381
LUKOIL International Finance B.V., 6.125%, 2020	10/29/10	4,477,470	4,477,470
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	4,724,905	4,961,200
Morgan Stanley Capital I, Inc., FRN, 1.217%, 2031	6/10/03	41,789	30,766
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,931,090	5,239,606

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Preferred Term Securities XIX Ltd., CDO, FRN, 0.642%, 2035	9/08/05-5/29/09	$7,601,320	$4,371,109
Prudential Securities Secured Financing Corp., FRN, 6.885%, 2013	12/06/04-5/29/09	1,974,595	2,079,249
Qtel International Finance Ltd., 3.375%, 2016	10/06/10	273,926	275,009
Qtel International Finance Ltd., 4.75%, 2021	10/06/10-10/07/10	4,294,803	4,233,206
SCF Capital Ltd., 5.375%, 2017	10/20/10	1,692,000	1,659,833
Salomon Brothers Mortgage Securities, Inc., FRN, 6.724%, 2032	1/07/05	3,688,410	3,462,675
System Energy Resources, Inc., 5.129%, 2014	4/16/04	414,695	431,180
Telemar Norte Leste S.A., 5.5%, 2020	4/23/09-4/24/09	2,358,131	2,910,075
Total Restricted Securities			$160,582,597
% of Net Assets			6.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,445,150,961)	$2,535,297,076
Underlying funds, at cost and value	59,873,775
Total investments, at value (identified cost, $2,505,024,736)	$2,595,170,851
Cash	2,533,807
Receivables for
Investments sold	41,526,542
Fund shares sold	7,283,172
Interest and dividends	23,622,051
Total assets	$2,670,136,423
Liabilities
Payables for
Distributions	$3,108,303
Investments purchased	65,521,946
Fund shares reacquired	2,576,702
Payable to affiliates
Investment adviser	142,052
Shareholder servicing costs	711,979
Distribution and service fees	48,637
Administrative services fee	3,619
Program manager fees	61
Payable for independent Trustees’ compensation	358
Accrued expenses and other liabilities	29,068
Total liabilities	$72,142,725
Net assets	$2,597,993,698
Net assets consist of
Paid-in capital	$2,592,328,336
Unrealized appreciation (depreciation) on investments	90,146,115
Accumulated net realized gain (loss) on investments	(78,541,000)
Accumulated distributions in excess of net investment income	(5,939,753)
Net assets	$2,597,993,698
Shares of beneficial interest outstanding	244,352,877

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$972,191,070	91,466,235	$10.63
Class B	47,106,356	4,425,208	10.65
Class C	156,660,667	14,718,611	10.64
Class I	1,289,160,692	121,238,075	10.63
Class W	13,807,446	1,298,555	10.63
Class R1	3,443,260	323,446	10.65
Class R2	45,209,125	4,256,514	10.62
Class R3	33,082,464	3,113,428	10.63
Class R4	31,762,324	2,988,525	10.63
Class 529A	2,588,828	244,094	10.61
Class 529B	793,799	74,562	10.65
Class 529C	2,187,667	205,624	10.64
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.16 [100 / 95.25 x $10.63] and $11.14 [100 / 95.25 x $10.61], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$55,988,999
Dividends from underlying funds	82,641
Total investment income	$56,071,640
Expenses
Management fee	$6,286,971
Distribution and service fees	2,376,505
Program manager fees	2,464
Shareholder servicing costs	1,311,658
Administrative services fee	175,243
Independent Trustees’ compensation	29,655
Custodian fee	130,922
Shareholder communications	85,821
Auditing fees	31,481
Legal fees	16,395
Miscellaneous	132,645
Total expenses	$10,579,760
Reduction of expenses by investment adviser and distributor	(499,315)
Net expenses	$10,080,445
Net investment income	$45,991,195
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$47,859,676
Swap transactions	(431,042)
Net realized gain (loss) on investments	$47,428,634
Change in unrealized appreciation (depreciation) on
investments	$34,159,908
Net realized and unrealized gain (loss) on investments	$81,588,542
Change in net assets from operations	$127,579,737

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/10	Year ended 4/30/10
Change in net assets	(unaudited)
From operations
Net investment income	$45,991,195	$96,838,593
Net realized gain (loss) on investments	47,428,634	52,654,178
Net unrealized gain (loss) on investments	34,159,908	240,423,670
Change in net assets from operations	$127,579,737	$389,916,441
Distributions declared to shareholders
From net investment income	$(49,729,057)	$(107,085,274)
Change in net assets from fund share transactions	$6,626,226	$377,634,378
Total change in net assets	$84,476,906	$660,465,545
Net assets
At beginning of period	2,513,516,792	1,853,051,247
At end of period (including accumulated distributions in excess of net investment income of $5,939,753 and $2,201,891, respectively)	$2,597,993,698	$2,513,516,792

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.30		$8.99	$9.78	$10.04	$9.86	$10.33
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.44	$0.48	$0.49	$0.47	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.35	(0.74)	(0.24)	0.21	(0.33)
Total from investment operations	$0.54		$1.79	$(0.26)	$0.25	$0.68	$0.08
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.48)	$(0.53)	$(0.51)	$(0.50)	$(0.54)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.48)	$(0.53)	$(0.51)	$(0.50)	$(0.55)
Net asset value, end of period	$10.63		$10.30	$8.99	$9.78	$10.04	$9.86
Total return (%) (r)(s)(t)	5.27	(n)	20.30	(2.54)	2.60	7.08	0.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	1.03	1.02	1.06	1.09
Expenses after expense reductions (f)	0.80	(a)	0.79	0.64	0.62	0.70	0.70
Net investment income	3.65	(a)	4.45	5.27	4.94	4.75	4.05
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$972,191		$918,742	$799,077	$1,137,796	$1,059,522	$922,617

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.31		$9.00	$9.80	$10.06	$9.88	$10.34
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.36	$0.41	$0.41	$0.39	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		1.36	(0.75)	(0.24)	0.21	(0.33)
Total from investment operations	$0.51		$1.72	$(0.34)	$0.17	$0.60	$—
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.41)	$(0.46)	$(0.43)	$(0.42)	$(0.45)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.17)		$(0.41)	$(0.46)	$(0.43)	$(0.42)	$(0.46)
Net asset value, end of period	$10.65		$10.31	$9.00	$9.80	$10.06	$9.88
Total return (%) (r)(s)(t)	4.95	(n)	19.34	(3.41)	1.75	6.17	(0.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	1.64	1.63	1.71	1.74
Expenses after expense reductions (f)	1.59	(a)	1.58	1.44	1.43	1.55	1.55
Net investment income	2.85	(a)	3.66	4.47	4.11	3.92	3.21
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$47,106		$45,472	$45,473	$60,335	$67,970	$77,518

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.31		$9.00	$9.80	$10.05	$9.88	$10.34
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.35	$0.40	$0.40	$0.39	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		1.36	(0.75)	(0.22)	0.20	(0.32)
Total from investment operations	$0.49		$1.71	$(0.35)	$0.18	$0.59	$—
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.40)	$(0.45)	$(0.43)	$(0.42)	$(0.45)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.40)	$(0.45)	$(0.43)	$(0.42)	$(0.46)
Net asset value, end of period	$10.64		$10.31	$9.00	$9.80	$10.05	$9.88
Total return (%) (r)(s)(t)	4.83	(n)	19.28	(3.45)	1.84	6.07	(0.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.66	1.69	1.67	1.71	1.74
Expenses after expense reductions (f)	1.65	(a)	1.64	1.49	1.47	1.55	1.55
Net investment income	2.79	(a)	3.51	4.43	4.08	3.90	3.20
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$156,661		$141,966	$83,990	$83,506	$67,112	$59,342

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.30		$8.99	$9.78	$10.04	$9.87	$10.33
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.45	$0.50	$0.50	$0.48	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.36	(0.75)	(0.23)	0.21	(0.32)
Total from investment operations	$0.55		$1.81	$(0.25)	$0.27	$0.69	$0.10
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.50)	$(0.54)	$(0.53)	$(0.52)	$(0.55)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.22)		$(0.50)	$(0.54)	$(0.53)	$(0.52)	$(0.56)
Net asset value, end of period	$10.63		$10.30	$8.99	$9.78	$10.04	$9.87
Total return (%) (r)(s)	5.35	(n)	20.47	(2.39)	2.75	7.13	0.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.67	0.69	0.67	0.71	0.74
Expenses after expense reductions (f)	0.65	(a)	0.64	0.49	0.47	0.55	0.55
Net investment income	3.81	(a)	4.54	5.43	5.09	4.89	4.20
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$1,289,161		$1,291,881	$825,529	$1,301,075	$958,287	$614,643

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class W			2010	2009	2008	2007

Net asset value, beginning of period	$10.30		$8.99	$9.78	$10.03	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.45	$0.49	$0.49	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.35	(0.74)	(0.22)	0.29
Total from investment operations	$0.54		$1.80	$(0.25)	$0.27	$0.68
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.49)	$(0.54)	$(0.52)	$(0.51)
Net asset value, end of period	$10.63		$10.30	$8.99	$9.78	$10.03
Total return (%) (r)(s)	5.30	(n)	20.36	(2.49)	2.75	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.79	0.77	0.82
Expenses after expense reductions (f)	0.75	(a)	0.73	0.59	0.57	0.65
Net investment income	3.68	(a)	4.56	5.34	4.92	4.55
Portfolio turnover	37		90	75	96	56
Net assets at end of period (000 omitted)	$13,807		$9,582	$16,151	$14,321	$861

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.31		$9.00	$9.80	$10.06	$9.88	$10.35
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.36	$0.41	$0.40	$0.38	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.35	(0.76)	(0.24)	0.21	(0.34)
Total from investment operations	$0.50		$1.71	$(0.35)	$0.16	$0.59	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.40)	$(0.45)	$(0.42)	$(0.41)	$(0.44)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.40)	$(0.45)	$(0.42)	$(0.41)	$(0.45)
Net asset value, end of period	$10.65		$10.31	$9.00	$9.80	$10.06	$9.88
Total return (%) (r)(s)	4.92	(n)	19.28	(3.45)	1.65	6.07	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67	1.69	1.75	1.90	1.94
Expenses after expense reductions (f)	1.65	(a)	1.64	1.49	1.56	1.65	1.67
Net investment income	2.80	(a)	3.61	4.44	3.99	3.79	3.11
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$3,443		$2,985	$2,998	$2,891	$1,655	$488

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.29		$8.98	$9.77	$10.03	$9.85	$10.32
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.45	$0.44	$0.42	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.36	(0.74)	(0.23)	0.21	(0.34)
Total from investment operations	$0.52		$1.76	$(0.29)	$0.21	$0.63	$0.02
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.45)	$(0.50)	$(0.47)	$(0.45)	$(0.48)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.19)		$(0.45)	$(0.50)	$(0.47)	$(0.45)	$(0.49)
Net asset value, end of period	$10.62		$10.29	$8.98	$9.77	$10.03	$9.85
Total return (%) (r)(s)	5.09	(n)	19.90	(2.88)	2.14	6.55	0.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.17	1.19	1.27	1.45	1.49
Expenses after expense reductions (f)	1.15	(a)	1.14	0.99	1.07	1.20	1.23
Net investment income	3.31	(a)	4.08	4.94	4.49	4.25	3.54
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$45,209		$41,092	$33,055	$42,613	$26,212	$14,923

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.29		$8.98	$9.77	$10.03	$9.86	$10.33
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.43	$0.47	$0.47	$0.45	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.35	(0.74)	(0.24)	0.20	(0.32)
Total from investment operations	$0.54		$1.78	$(0.27)	$0.23	$0.65	$0.05
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.47)	$(0.52)	$(0.49)	$(0.48)	$(0.51)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.47)	$(0.52)	$(0.49)	$(0.48)	$(0.52)
Net asset value, end of period	$10.63		$10.29	$8.98	$9.77	$10.03	$9.86
Total return (%) (r)(s)	5.32	(n)	20.20	(2.64)	2.39	6.71	0.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	0.94	1.01	1.12	1.14
Expenses after expense reductions (f)	0.90	(a)	0.89	0.74	0.82	0.95	0.95
Net investment income	3.55	(a)	4.35	5.18	4.74	4.50	3.82
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$33,082		$31,165	$26,213	$38,851	$28,761	$10,835

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.30		$8.98	$9.78	$10.04	$9.86	$10.33
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.45	$0.50	$0.49	$0.47	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.37	(0.76)	(0.23)	0.22	(0.28)
Total from investment operations	$0.55		$1.82	$(0.26)	$0.26	$0.69	$0.08
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.50)	$(0.54)	$(0.52)	$(0.51)	$(0.54)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.22)		$(0.50)	$(0.54)	$(0.52)	$(0.51)	$(0.55)
Net asset value, end of period	$10.63		$10.30	$8.98	$9.78	$10.04	$9.86
Total return (%) (r)(s)	5.35	(n)	20.61	(2.50)	2.68	7.13	0.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.67	0.69	0.73	0.82	0.84
Expenses after expense reductions (f)	0.65	(a)	0.64	0.49	0.54	0.65	0.65
Net investment income	3.80	(a)	4.53	5.44	5.02	4.75	4.02
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$31,762		$26,315	$17,583	$14,182	$11,129	$358

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.27		$8.96	$9.75	$10.01	$9.84	$10.30
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.43	$0.47	$0.45	$0.42	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.35	(0.75)	(0.23)	0.22	(0.32)
Total from investment operations	$0.54		$1.78	$(0.28)	$0.22	$0.64	$0.05
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.47)	$(0.51)	$(0.48)	$(0.47)	$(0.50)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.47)	$(0.51)	$(0.48)	$(0.47)	$(0.51)
Net asset value, end of period	$10.61		$10.27	$8.96	$9.75	$10.01	$9.84
Total return (%) (r)(s)(t)	5.33	(n)	20.23	(2.74)	2.24	6.60	0.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	1.13	1.26	1.32	1.34
Expenses after expense reductions (f)	0.90	(a)	0.89	0.83	0.96	1.05	1.05
Net investment income	3.56	(a)	4.31	5.14	4.61	4.41	3.71
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$2,589		$2,066	$1,289	$1,170	$1,213	$637
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.31		$9.00	$9.80	$10.06	$9.88	$10.35
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.34	$0.40	$0.38	$0.35	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		1.36	(0.76)	(0.23)	0.22	(0.33)
Total from investment operations	$0.50		$1.70	$(0.36)	$0.15	$0.57	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.39)	$(0.44)	$(0.41)	$(0.39)	$(0.43)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.39)	$(0.44)	$(0.41)	$(0.39)	$(0.44)
Net asset value, end of period	$10.65		$10.31	$9.00	$9.80	$10.06	$9.88
Total return (%) (r)(s)(t)	4.87	(n)	19.17	(3.55)	1.50	5.91	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.79	1.91	1.97	1.99
Expenses after expense reductions (f)	1.75	(a)	1.74	1.59	1.71	1.80	1.80
Net investment income	2.70	(a)	3.47	4.34	3.84	3.66	2.96
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$794		$700	$478	$397	$355	$153

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.31		$8.99	$9.79	$10.05	$9.87	$10.34
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.34	$0.40	$0.37	$0.35	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		1.37	(0.76)	(0.22)	0.22	(0.33)
Total from investment operations	$0.49		$1.71	$(0.36)	$0.15	$0.57	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.39)	$(0.44)	$(0.41)	$(0.39)	$(0.43)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.39)	$(0.44)	$(0.41)	$(0.39)	$(0.44)
Net asset value, end of period	$10.64		$10.31	$8.99	$9.79	$10.05	$9.87
Total return (%) (r)(s)(t)	4.77	(n)	19.30	(3.56)	1.49	5.91	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.79	1.91	1.97	1.99
Expenses after expense reductions (f)	1.75	(a)	1.74	1.59	1.71	1.80	1.80
Net investment income	2.70	(a)	3.46	4.34	3.82	3.65	3.20
Portfolio turnover	37		90	75	96	56	77
Net assets at end of period (000 omitted)	$2,188		$1,550	$1,215	$1,208	$628	$283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing

Notes to Financial Statements (unaudited) – continued

service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$528,321,197	$—	$528,321,197
Non-U.S. Sovereign Debt	—	72,842,802	—	72,842,802
Municipal Bonds	—	49,416,288	—	49,416,288
Corporate Bonds	—	818,934,745	—	818,934,745
Residential Mortgage-Backed Securities	—	617,377,887	—	617,377,887
Commercial Mortgage-Backed Securities	—	151,319,476	—	151,319,476
Asset-Backed Securities (including CDOs)	—	85,865,752	—	85,865,752
Foreign Bonds	—	207,124,734	—	207,124,734
Floating Rate Loans	—	4,094,195	—	4,094,195
Mutual Funds	59,873,775	—	—	59,873,775
Total Investments	$59,873,775	$2,535,297,076	$—	$2,595,170,851

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At October 31, 2010, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2010 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit Contracts	(431,042)

There is no unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the

Notes to Financial Statements (unaudited) – continued

agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan

Notes to Financial Statements (unaudited) – continued

participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA

Notes to Financial Statements (unaudited) – continued

purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund entered into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/10
Ordinary income (including any short-term capital gains)	$107,085,274

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10
Cost of investments	$2,519,068,329
Gross appreciation	137,675,526
Gross depreciation	(61,573,004)
Net unrealized appreciation (depreciation)	$76,102,522

As of 4/30/10
Undistributed ordinary income	6,248,870
Capital loss carryforwards	(109,078,871)
Post-October capital loss deferral	(5,524,465)
Other temporary differences	(9,015,759)
Net unrealized appreciation (depreciation)	45,184,907

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/11	$(108,693)
4/30/12	(1,464,107)
4/30/13	(1,670,568)
4/30/14	(14,142,447)
4/30/15	(33,880,250)
4/30/16	(14,742,595)
4/30/17	(40,108,303)
4/30/18	(2,961,908)
$(109,078,871)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Intermediate Investment Grade Bond Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.

Notes to Financial Statements (unaudited) – continued

The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/10	Year ended 4/30/10
Class A	$18,896,077	$42,229,374
Class B	738,179	1,915,336
Class C	2,368,675	4,740,675
Class I	25,350,382	52,809,122
Class W	235,307	800,192
Class R1	48,709	126,840
Class R2	780,667	1,723,274
Class R3	626,761	1,444,093
Class R4	600,239	1,125,112
Class 529A	45,316	83,149
Class 529B	11,529	25,188
Class 529C	27,216	62,919
Total	$49,729,057	$107,085,274

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $303,013 and $901 for the six months ended October 31, 2010, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,195,453
Class B	0.75%	0.25%	1.00%	0.94%	233,129
Class C	0.75%	0.25%	1.00%	1.00%	761,608
Class W	0.10%	—	0.10%	0.10%	5,906
Class R1	0.75%	0.25%	1.00%	1.00%	15,652
Class R2	0.25%	0.25%	0.50%	0.50%	108,276
Class R3	—	0.25%	0.25%	0.25%	40,662
Class 529A	—	0.25%	0.25%	0.15%	2,943
Class 529B	0.75%	0.25%	1.00%	1.00%	3,827
Class 529C	0.75%	0.25%	1.00%	1.00%	9,049
Total Distribution and Service Fees					$2,376,505

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2010 based on each class’ average daily net assets. 0.10% of the Class A and 0.10 % of the Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2010, this waiver amounted to $479,354 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the six months ended October 31, 2010, this waiver amounted to $13,152 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2011.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2010, were as follows:

Amount
Class A	$11,183
Class B	27,841
Class C	16,436
Class 529B	73

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund

Notes to Financial Statements (unaudited) – continued

has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2010, were as follows:

Amount
Class 529A	$1,176
Class 529B	383
Class 529C	905
Total Program Manager Fees	$2,464

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2010, the fee was $248,815, which equated to 0.0198% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $754,915.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2010, these costs for the fund amounted to $307,928 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2010 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,321 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,809, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$532,358,584	$452,172,070
Investments (non-U.S. Government securities)	$404,019,780	$447,456,104

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,061,647	$157,079,044	36,170,241	$355,379,664
Class B	794,338	8,302,679	1,448,858	14,356,692
Class C	2,718,871	28,408,392	6,799,737	66,944,197
Class I	16,451,350	172,520,039	41,269,033	410,725,669
Class W	592,644	6,198,692	676,001	6,701,977
Class R1	83,231	874,708	123,593	1,224,763
Class R2	646,247	6,752,144	1,728,183	17,034,370
Class R3	616,483	6,434,079	1,300,335	12,685,838
Class R4	587,779	6,121,009	1,272,713	12,631,311
Class 529A	46,338	481,851	81,065	796,482
Class 529B	8,976	93,278	22,111	209,772
Class 529C	68,229	715,975	91,955	916,090
	37,676,133	$393,981,890	90,983,825	$899,606,825
Shares issued to shareholders in reinvestment of distributions
Class A	1,308,289	$13,699,934	3,314,767	$32,870,853
Class B	50,624	530,864	144,073	1,426,453
Class C	122,125	1,281,142	266,154	2,645,530
Class I	1,307,011	13,681,959	3,280,523	32,562,482
Class W	20,699	217,207	75,257	743,845
Class R1	4,600	48,271	12,697	125,766
Class R2	72,191	755,832	167,957	1,664,188
Class R3	59,658	624,687	145,230	1,438,267
Class R4	56,910	596,244	111,305	1,107,266
Class 529A	4,326	45,245	8,338	82,608
Class 529B	1,096	11,508	2,531	25,133
Class 529C	2,596	27,216	6,301	62,576
	3,010,125	$31,520,109	7,535,133	$74,754,967

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,128,989)	$(147,606,746)	(39,192,164)	$(383,623,003)
Class B	(828,856)	(8,659,825)	(2,235,802)	(22,097,014)
Class C	(1,889,310)	(19,837,177)	(2,630,415)	(26,152,744)
Class I	(21,934,149)	(226,226,450)	(10,971,595)	(109,141,389)
Class W	(244,977)	(2,568,385)	(1,617,917)	(16,257,021)
Class R1	(53,764)	(560,244)	(180,005)	(1,786,408)
Class R2	(455,563)	(4,759,415)	(1,584,094)	(15,545,655)
Class R3	(590,244)	(6,167,985)	(1,336,501)	(13,140,805)
Class R4	(212,029)	(2,211,019)	(785,212)	(7,725,225)
Class 529A	(7,645)	(79,895)	(32,127)	(322,039)
Class 529B	(3,395)	(35,562)	(9,823)	(95,518)
Class 529C	(15,623)	(163,070)	(82,886)	(840,593)
	(40,364,544)	$(418,875,773)	(60,658,541)	$(596,727,414)
Net change
Class A	2,240,947	$23,172,232	292,844	$4,627,514
Class B	16,106	173,718	(642,871)	(6,313,869)
Class C	951,686	9,852,357	4,435,476	43,436,983
Class I	(4,175,788)	(40,024,452)	33,577,961	334,146,762
Class W	368,366	3,847,514	(866,659)	(8,811,199)
Class R1	34,067	362,735	(43,715)	(435,879)
Class R2	262,875	2,748,561	312,046	3,152,903
Class R3	85,897	890,781	109,064	983,300
Class R4	432,660	4,506,234	598,806	6,013,352
Class 529A	43,019	447,201	57,276	557,051
Class 529B	6,677	69,224	14,819	139,387
Class 529C	55,202	580,121	15,370	138,073
	321,714	$6,626,226	37,860,417	$377,634,378

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, and MFS Growth Allocation Fund were the owners of record of approximately 7%, 10%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2010, the fund’s commitment fee and interest expense were $13,221 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,816,274	761,325,660	(754,268,159)	59,873,775

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$82,641	$59,873,775

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was lower than the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Mutual Funds	10/31/10
SEMIANNUAL REPORT

MFS® Research Bond Fund J

RBJ-SEM 10/10

MFS® Research Bond Fund J

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	35.5%
Mortgage-Backed Securities	25.2%
High Yield Corporates	8.0%
Commercial Mortgage-Backed Securities	6.0%
U.S. Treasury Securities	6.0%
Collateralized Debt Obligations	5.6%
U.S. Government Agencies	4.7%
Asset-Backed Securities	2.9%
Emerging Markets Bonds	2.9%
Municipal Bonds	2.7%
Non-U.S. Government Bonds	1.1%
Floating Rate Loans	0.3%

Composition including fixed income credit quality (a)(i)
AAA	18.7%
AA	6.9%
A	8.1%
BBB	30.1%
BB	9.9%
B	0.3%
CCC	0.6%
U.S. Agency (NR)	26.2%
Other Fixed Income (NR)	0.1%
Cash & Other	(0.9)%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	7.0 yrs.

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Agency (NR) includes unrated U.S. Agency fixed-income securities and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

“From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.”

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2010 through October 31, 2010

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
Actual	1.60%	$1,000.00	$1,053.23	$8.28
Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.7%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Bombardier, Inc., 7.75%, 2020 (n)	$210,000	$233,100

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2019	$65,000	$72,150

Asset-Backed & Securitized - 14.5%
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019 (z)	$247,754	$185,815
ARCap REIT, Inc., CDO, “H”, 6.075%, 2045 (z)	138,945	8,684
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	3,750,670	165,022
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	2,393,813	119,480
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	1,837,749	104,673
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2036 (i)(z)	1,679,205	85,215
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	49,234	49,440
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	252,259	251,901
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	134,623	134,623
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	160,100	146,091
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	69,147	70,335
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	336,667	351,178
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	113,017	111,315
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	798,680
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018 (z)	215,639	176,824
CWCapital LLC, 5.223%, 2048	350,000	365,525
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	260,993	262,974
E*TRADE RV & Marine Trust, 3.62%, 2018	14,010	14,041
Falcon Franchise Loan LLC, FRN, 3.09%, 2023 (i)(z)	72,133	3,232
Falcon Franchise Loan LLC, FRN, 3.272%, 2025 (i)(z)	1,491,912	118,309
First Union National Bank Commercial Mortgage Trust, FRN, 0.83%, 2043 (i)(n)	3,338,603	11,255
First Union-Lehman Brothers Bank of America, FRN, 0.428%, 2035 (i)	1,683,052	30,202
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	439,371	440,057
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	145,000	148,176
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	247,640	259,267
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.38%, 2042 (n)	540,000	219,733
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	117,670	125,603
KKR Financial CLO Ltd., “C”, FRN, 1.826%, 2021 (n)	787,476	622,106
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.36%, 2035 (i)	510,550	28,242
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	174,000	171,825
Merrill Lynch Mortgage Trust, FRN, “B”, 5.826%, 2050	350,000	113,379
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	320,000	332,631
Morgan Stanley Capital I, Inc., FRN, 1.217%, 2031 (i)(z)	271,210	6,465
Nationslink Funding Corp., FRN, 1.204%, 2030 (i)	229,620	6,376
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	27,324	27,350
Preferred Term Securities XIX Ltd., CDO, FRN, 0.642%, 2035 (z)	1,353,284	771,372
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	190,825
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	845,000	311,553
Structured Asset Securities Corp., FRN, 0.496%, 2035	13,637	13,196
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051	402,255	422,364

		$7,775,334
Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$70,000	$77,583
Inmarsat Finance PLC, 7.375%, 2017 (n)	235,000	251,450
NBC Universal, Inc., 5.95%, 2041 (n)	112,000	114,382

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
News America, Inc., 8.5%, 2025	$30,000	$37,489

		$480,904
Brokerage & Asset Managers - 0.8%
INVESCO PLC, 5.625%, 2012	$179,000	$188,554
TD AMERITRADE Holding Corp., 5.6%, 2019	233,000	254,762

		$443,316
Cable TV - 2.4%
CSC Holdings LLC, 8.5%, 2014	$200,000	$223,000
DIRECTV Holdings LLC, 7.625%, 2016	376,000	421,120
Myriad International Holdings B.V., 6.375%, 2017 (n)	121,000	127,231
TCI Communications, Inc., 9.8%, 2012	181,000	199,934
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	306,996

		$1,278,281
Chemicals - 1.0%
Ashland, Inc., 9.125%, 2017	$240,000	$276,600
Dow Chemical Co., 8.55%, 2019	150,000	192,651
Dow Chemical Co., 9.4%, 2039	55,000	77,929

		$547,180
Consumer Products - 0.5%
Hasbro, Inc., 6.35%, 2040	$120,000	$120,787
Newell Rubbermaid, Inc., 4.7%, 2020	125,000	129,945

		$250,732
Consumer Services - 1.0%
Western Union Co., 5.4%, 2011	$500,000	$523,481

Defense Electronics - 1.0%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$372,000	$390,380
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	105,000	122,455

		$512,835
Electronics - 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$210,141

Emerging Market Quasi-Sovereign - 1.1%
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	$161,000	$168,509
Qtel International Finance Ltd., 7.875%, 2019	200,000	245,706
VEB Finance Ltd., 6.902%, 2020 (n)	171,000	182,799

		$597,014
Energy - Independent - 1.5%
Anadarko Petroleum Corp., 6.375%, 2017	$125,000	$138,864
Apache Corp., 7.375%, 2047	10,000	12,529
Newfield Exploration Co., 6.625%, 2016	120,000	124,800
Newfield Exploration Co., 7.125%, 2018	80,000	85,600
Pioneer Natural Resources Co., 6.65%, 2017	205,000	221,334
Southwestern Energy Co., 7.5%, 2018	183,000	210,450

		$793,577
Energy - Integrated - 0.7%
Petro-Canada, 6.05%, 2018	$327,000	$385,492

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 1.1%
CIT Group, Inc., 10.25%, 2017	$135,000	$139,219
General Electric Capital Corp., 5.5%, 2020	340,000	374,239
International Lease Finance Corp., 7.125%, 2018 (n)	50,000	55,000

		$568,458
Food & Beverages - 0.7%
Del Monte Foods Co., 7.5%, 2019	$20,000	$21,950
Miller Brewing Co., 5.5%, 2013 (n)	341,000	375,591

		$397,541
Forest & Paper Products - 0.0%
Georgia-Pacific Corp., 5.4%, 2020 (z)	$17,000	$17,170

Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 6%, 2016	$410,000	$437,831

Insurance - 2.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$297,967
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	326,765
Metropolitan Life Global Funding, 5.125%, 2014 (n)	110,000	122,639
Prudential Financial, Inc., 5.375%, 2020	70,000	76,118
UnumProvident Corp., 6.85%, 2015 (n)	308,000	348,374

		$1,171,863
Insurance - Health - 0.6%
Humana, Inc., 7.2%, 2018	$270,000	$313,778

Insurance - Property & Casualty - 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014	$200,000	$213,802
CNA Financial Corp., 5.875%, 2020	170,000	173,907
PartnerRe Ltd., 5.5%, 2020	99,000	103,309
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	126,000	120,487

		$611,505
International Market Quasi-Sovereign - 1.1%
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	$160,000	$163,119
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	400,000	408,340

		$571,459
Machinery & Tools - 0.3%
Case New Holland, Inc., 7.875%, 2017 (n)	$150,000	$167,625

Major Banks - 6.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$84,900
Bank of America Corp., 5.65%, 2018	230,000	242,071
Bank of America Corp., 8% to 2018, FRN to 2049	136,000	137,247
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	200,000	201,500
Credit Suisse (USA), Inc., 6%, 2018	360,000	404,488
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	162,000	164,228
Goldman Sachs Group, Inc., 5.625%, 2017	205,000	219,612
Goldman Sachs Group, Inc., 7.5%, 2019	140,000	168,526
JPMorgan Chase & Co., 6%, 2017	250,000	284,515
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	296,178
Morgan Stanley, 6.625%, 2018	488,000	548,137
Morgan Stanley, 5.5%, 2020	110,000	114,477

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
PNC Funding Corp., 5.625%, 2017	$290,000	$317,838
Wachovia Corp., 6.605%, 2025	187,000	201,994
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	170,000	178,500

		$3,564,211
Metals & Mining - 3.1%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$158,000	$169,257
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	337,000	381,231
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (z)	220,000	215,938
International Steel Group, Inc., 6.5%, 2014	197,000	219,110
Peabody Energy Corp., 5.875%, 2016	240,000	243,300
Southern Copper Corp., 6.75%, 2040	194,000	208,435
Teck Resources Ltd., 10.25%, 2016	38,000	46,930
Teck Resources Ltd., 10.75%, 2019	17,000	21,717
Vale Overseas Ltd., 6.875%, 2039	127,000	145,722

		$1,651,640
Mortgage-Backed - 25.2%
Fannie Mae, 4.589%, 2014	$160,776	$174,997
Fannie Mae, 4.609%, 2014	246,292	267,891
Fannie Mae, 4.86%, 2014	170,659	188,955
Fannie Mae, 4.56%, 2015	219,365	241,025
Fannie Mae, 4.69%, 2015	123,355	136,104
Fannie Mae, 4.89%, 2015	119,429	132,759
Fannie Mae, 4.921%, 2015	421,864	469,790
Fannie Mae, 5.1%, 2015	100,000	109,529
Fannie Mae, 5.466%, 2015	296,231	334,095
Fannie Mae, 5%, 2016 - 2040	1,175,226	1,253,360
Fannie Mae, 5.157%, 2016	149,623	169,581
Fannie Mae, 5.5%, 2018 - 2038	1,917,063	2,065,433
Fannie Mae, 4%, 2024	270,001	283,012
Fannie Mae, 4.5%, 2025	101,541	107,559
Fannie Mae, 6%, 2029 - 2038	844,870	921,428
Fannie Mae, 6.5%, 2033	39,860	45,002
Fannie Mae, 6%, 2037	25,790	28,045
Freddie Mac, 5%, 2017 - 2040	1,051,743	1,117,757
Freddie Mac, 4.251%, 2020	160,000	171,635
Freddie Mac, 5.5%, 2022 - 2039	873,387	934,843
Freddie Mac, 4%, 2025 - 2040	911,175	955,795
Freddie Mac, 4.5%, 2025 - 2028	232,123	244,538
Freddie Mac, 6%, 2034 - 2037	464,892	510,747
Ginnie Mae, 4%, 2032 - 2040	497,230	517,341
Ginnie Mae, 6%, 2036 - 2038	332,298	368,174
Ginnie Mae, 5.5%, 2038	528,516	572,771
Ginnie Mae, 4.5%, 2039 - 2040	1,148,892	1,227,243

		$13,549,409
Municipals - 2.7%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$415,000	$476,769
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	755,000	948,431

		$1,425,200
Natural Gas - Pipeline - 1.5%
El Paso Pipeline Partners LP, 6.5%, 2020	$100,000	$109,075
Enterprise Products Operating LP, 5.65%, 2013	181,000	197,599

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Spectra Energy Capital LLC, 8%, 2019	$393,000	$496,805

		$803,479
Network & Telecom - 1.0%
CenturyLink, Inc., 7.6%, 2039	$180,000	$180,038
Frontier Communications Corp., 8.5%, 2020	90,000	103,950
Telemar Norte Leste S.A., 5.5%, 2020 (z)	246,000	247,538

		$531,526
Oil Services - 0.8%
Nabor Industries, Inc., 5%, 2020 (n)	$240,000	$244,858
Pride International, Inc., 6.875%, 2020	170,000	192,525

		$437,383
Other Banks & Diversified Financials - 3.2%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (z)	$200,000	$201,150
Capital One Financial Corp., 6.15%, 2016	310,000	343,925
Citigroup, Inc., 6.125%, 2018	510,000	568,711
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	236,000	270,060
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	346,080

		$1,729,926
Pollution Control - 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$500,000	$550,625

Printing & Publishing - 0.3%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$152,818

Real Estate - 2.3%
HRPT Properties Trust, REIT, 6.25%, 2016	$216,000	$229,257
Kimco Realty Corp., REIT, 6%, 2012	150,000	162,444
Kimco Realty Corp., REIT, 5.783%, 2016	248,000	274,699
Liberty Property LP, REIT, 5.5%, 2016	230,000	257,027
WEA Finance LLC, REIT, 6.75%, 2019 (n)	260,000	306,290

		$1,229,717
Restaurants - 0.8%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$431,905

Retailers - 0.9%
Wesfarmers Ltd., 6.998%, 2013 (n)	$420,000	$470,163

Specialty Stores - 0.6%
Best Buy Co., Inc., 6.75%, 2013	$270,000	$302,299

Supermarkets - 0.3%
Delhaize Group, 5.7%, 2040 (z)	$190,000	$185,990

Telecommunications - Wireless - 0.7%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$278,000	$309,191
Crown Castle Towers LLC, 4.883%, 2020 (n)	70,000	71,313

		$380,504
Tobacco - 2.3%
Altria Group, Inc., 9.25%, 2019	$210,000	$288,325
Altria Group, Inc., 9.95%, 2038	125,000	180,075

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Lorillard Tobacco Co., 8.125%, 2019	$308,000	$355,861
Reynolds American, Inc., 6.75%, 2017	350,000	396,753

		$1,221,014
Transportation - Services - 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$260,000	$287,824

U.S. Government Agencies and Equivalents - 4.7%
Bank of America Corp., FRN, 0.67%, 2012 (m)	$474,000	$477,174
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	81,000	78,966
Goldman Sachs Group, Inc., FRN, 0.492%, 2012 (m)	234,000	234,801
PNC Funding Corp., FRN, 0.49%, 2012 (m)	597,000	598,596
Small Business Administration, 6.35%, 2021	5,348	5,879
Small Business Administration, 6.34%, 2021	8,691	9,525
Small Business Administration, 6.44%, 2021	8,453	9,288
Small Business Administration, 5.34%, 2021	47,249	51,161
Small Business Administration, 6.07%, 2022	32,226	36,138
Small Business Administration, 4.35%, 2023	264,405	283,847
Small Business Administration, 4.76%, 2025	417,740	454,826
Wells Fargo & Co., FRN, 0.512%, 2012 (m)	280,000	281,041

		$2,521,242
U.S. Treasury Obligations - 5.9%
U.S. Treasury Bonds, 8.125%, 2019	$5,000	$7,284
U.S. Treasury Bonds, 5.375%, 2031	29,000	36,033
U.S. Treasury Bonds, 4.5%, 2036	74,000	81,030
U.S. Treasury Bonds, 5%, 2037	100,000	118,047
U.S. Treasury Bonds, 4.5%, 2039	779,600	847,815
U.S. Treasury Notes, 3.125%, 2013	909,000	978,524
U.S. Treasury Notes, 4.75%, 2014	74,000	84,591
U.S. Treasury Notes, 3.75%, 2018	419,000	467,316
U.S. Treasury Notes, TIPS, 2%, 2014	267,021	288,925
U.S. Treasury Notes, TIPS, 1.625%, 2015	265,250	287,258

		$3,196,823
Utilities - Electric Power - 1.1%
CenterPoint Energy, Inc., 5.95%, 2017	$250,000	$279,407
Entergy Corp., 5.125%, 2020	170,000	172,104
TECO Energy, Inc., 5.15%, 2020	140,000	151,967

		$603,478
Total Bonds (Identified Cost, $52,916,766)		$53,587,943

Floating Rate Loans - 0.3% (g)(r)
Automotive - 0.3%
Ford Motor Co., Term Loan B, 3.03%, 2013 (Identified Cost, $145,708)	$155,797	$154,173

Money Market Funds - 0.7% (v)
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	355,688	$355,688
Total Investments (Identified Cost, $53,418,162)		$54,097,804

Other Assets, Less Liabilities - (0.7)%		(354,663)
Net Assets - 100.0%		$53,743,141

9

Portfolio of Investments (unaudited) – continued

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,365,491, representing 13.7% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.616%, 2019	1/15/10	$176,254	$185,815
ARCap REIT, Inc., CDO, “H”, 6.075%, 2045	3/11/05-3/28/05	126,457	8,684
Banco Santander U.S. Debt S.A.U., 3.781%, 2015	9/27/10	200,000	201,150
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	294,984	165,022
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	215,372	119,480
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/05	139,783	104,673
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.257%, 2036	3/29/06	166,688	85,215
Capital Trust Realty Ltd., CDO, 5.16%, 2035	3/04/10	129,968	134,623
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	146,122	146,091
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	69,823	70,335
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,035,850	798,680
Crest Ltd., “A1” CDO, FRN, 0.769%, 2018	1/21/10	162,570	176,824
Delhaize Group, 5.7%, 2040	8/02/10	151,902	185,990
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	159,702	163,119
Falcon Franchise Loan LLC, FRN, 3.09%, 2023	12/19/03	4,077	3,232
Falcon Franchise Loan LLC, FRN, 3.272%, 2025	12/19/03	160,656	118,309
Georgia-Pacific Corp., 5.4%, 2020	10/27/10	16,900	17,170
Gold Fields Orogen Holdings Ltd., 4.875%, 2020	9/30/10	218,462	215,938
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	144,961	148,176
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	163,641	171,825
Morgan Stanley Capital I, Inc., FRN, 1.217%, 2031	12/19/03	8,761	6,465
Preferred Term Securities XIX Ltd., CDO, FRN, 0.642%, 2035	9/08/05	1,353,284	771,372
Telemar Norte Leste S.A., 5.5%, 2020	4/23/09	200,567	247,538
Total Restricted Securities			$4,245,726
% of Net Assets			7.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $53,062,474)	$53,742,116
Underlying funds, at cost and value	355,688
Total investments, at value (identified cost, $53,418,162)		$54,097,804
Receivables for
Investments sold	1,304,071
Interest and dividends	541,891
Total assets		$55,943,766
Liabilities
Payables for
Distributions	$185,488
Investments purchased	1,024,024
Fund shares reacquired	874,022
Payable to affiliates
Investment adviser	4,932
Shareholder servicing costs	39
Distribution and service fees	5,900
Administrative services fee	197
Payable for independent Trustees’ compensation	65
Accrued expenses and other liabilities	105,958
Total liabilities		$2,200,625
Net assets		$53,743,141
Net assets consist of
Paid-in capital	$65,124,446
Unrealized appreciation (depreciation) on investments	679,642
Accumulated net realized gain (loss) on investments	(12,323,438)
Undistributed net investment income	262,491
Net assets		$53,743,141
Shares of beneficial interest outstanding		5,282,654
Net asset value per share (net assets of $53,743,141 / 5,282,654 shares of beneficial interest outstanding)		$10.17

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$1,520,699
Dividends from underlying funds	1,547
Total investment income		$1,522,246
Expenses
Management fee	$146,727
Distribution and service fees	293,454
Shareholder servicing costs	29
Administrative services fee	9,384
Independent Trustees’ compensation	1,790
Custodian fee	18,000
Shareholder communications	10,145
Auditing fees	27,083
Legal fees	13,955
Miscellaneous	7,723
Total expenses		$528,290
Fees paid indirectly	(42)
Reduction of expenses by investment adviser	(58,388)
Net expenses		$469,860
Net investment income		$1,052,386
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,497,805
Swap transactions	(15,964)
Net realized gain (loss) on investments		$1,481,841
Change in unrealized appreciation (depreciation) on investments		$464,472
Net realized and unrealized gain (loss) on investments		$1,946,313
Change in net assets from operations		$2,998,699

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/10 (unaudited)	Year ended 4/30/10
From operations
Net investment income	$1,052,386	$3,522,665
Net realized gain (loss) on investments	1,481,841	3,353,454
Net unrealized gain (loss) on investments	464,472	9,872,826
Change in net assets from operations	$2,998,699	$16,748,945
Distributions declared to shareholders
From net investment income	$(1,204,085)	$(4,068,597)
Change in net assets from fund share transactions	$(11,878,162)	$(28,517,111)
Total change in net assets	$(10,083,548)	$(15,836,763)
Net assets
At beginning of period	63,826,689	79,663,452
At end of period (including undistributed net investment income of $262,491 and $414,190, respectively)	$53,743,141	$63,826,689

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.86		$8.66	$9.46	$9.74	$9.58	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.38	$0.40	$0.37	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		1.26	(0.76)	(0.27)	0.20	(0.33)
Total from investment operations	$0.52		$1.62	$(0.38)	$0.13	$0.57	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.42)	$(0.41)	$(0.41)	$(0.44)
Net asset value, end of period	$10.17		$9.86	$8.66	$9.46	$9.74	$9.58
Total return (%) (r)(s)(t)	5.32	(n)	19.00	(3.98)	1.40	6.03	(0.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.76	1.83	1.67	1.75	1.73
Expenses after expense reductions (f)	1.60	(a)	1.59	1.60	1.51	1.60	1.58
Net investment income	3.59	(a)	3.80	4.32	4.16	3.88	3.18
Portfolio turnover	39		103	65	87	71	95
Net assets at end of period (000 Omitted)	$53,743		$63,827	$79,663	$123,093	$168,913	$201,306

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in

15

Notes to Financial Statements (unaudited) – continued

the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$5,718,065	$—	$5,718,065
Non-U.S. Sovereign Debt	—	1,168,473	—	1,168,473
Municipal Bonds	—	1,425,200	—	1,425,200
Corporate Bonds	—	18,728,624	—	18,728,624
Residential Mortgage-Backed Securities	—	14,504,986	—	14,504,986
Commercial Mortgage-Backed Securities	—	3,201,460	—	3,201,460
Asset-Backed Securities (including CDOs)	—	3,618,295	—	3,618,295
Foreign Bonds	—	5,222,840	—	5,222,840
Floating Rate Loans	—	154,173	—	154,173
Mutual Funds	355,688	—	—	355,688
Total Investments	$355,688	$53,742,116	$—	$54,097,804

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the

16

Notes to Financial Statements (unaudited) – continued

fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At October 31, 2010, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2010 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit Contracts	$(15,964)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between

17

Notes to Financial Statements (unaudited) – continued

the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

18

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/10
Ordinary income (including any short-term capital gains)	$4,068,597

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10
Cost of investments	$53,740,053
Gross appreciation	3,265,480
Gross depreciation	(2,907,729)
Net unrealized appreciation (depreciation)	$357,751

As of 4/30/10
Undistributed ordinary income	643,513
Capital loss carryforwards	(13,511,211)
Other temporary differences	(233,357)
Net unrealized appreciation (depreciation)	(74,864)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/13	$(1,678,843)
4/30/14	(1,444,482)
4/30/15	(5,723,242)
4/30/16	(1,524,378)
4/30/17	(2,779,139)
4/30/18	(361,127)
$(13,511,211)

19

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2011. This management fee reduction amounted to $44,018, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2010 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed 1.60% annually of the average daily net assets for Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2011. For the six months ended October 31, 2010, this reduction amounted to $14,207 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	1.00%	$293,454

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2010 based on each class’ average daily net assets.

Class B shares are subject to a contingent deffered sales charge (CDSC) in the event of a shareholder redemption within five years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2010, were as follows:

Amount
Class B	$500,016

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2010, the fee was $29, which equated to 0.0001% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2010, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six

20

Notes to Financial Statements (unaudited) – continued

months ended October 31, 2010 was equivalent to an annual effective rate of 0.0320% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $221 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $163, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$15,801,741	$15,973,006
Investments (non-U.S. Government securities)	$6,613,565	$16,284,797

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount
Shares sold	852,400	$8,563,278	5,496,721	$49,798,565
Shares issued to shareholders in reinvestment of distributions	146	1,460	—	—
Shares reacquired	(2,040,466)	(20,442,900)	(8,226,770)	(78,315,676)

Net change	(1,187,920)	$(11,878,162)	(2,730,049)	$(28,517,111)

Class A and Class C shares were not available for sale during the period. Please see the fund’s prospectus for details.

Effective October 16, 2010 sales of Class B shares have been suspended.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

21

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2010, the fund’s commitment fee and interest expense were $287 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,422,611	20,663,449	(21,730,372)	355,688

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,547	$355,688

(8)	Subsequent Event

The Board of Trustees which oversees the fund has approved the termination of the fund, effective March 30, 2011, or as soon as practicable thereafter.

22

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees compared the total return performance of the Fund’s Class B shares to the performance of funds in its

23

Board Review of Investment Advisory Agreement – continued

Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class B shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class B shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including assigning a new portfolio manager for the Fund in 2009. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class B shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the advisory fee reduction and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered

24

Board Review of Investment Advisory Agreement – continued

the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

25

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com.

26

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2010

*	Print name and title of each signing officer under his or her signature.